UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipals Trust

Semiannual Report

February 28, 2015

Georgia    •    Maryland    •     Missouri    •    North Carolina    •    Oregon

    South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2015

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Georgia	2
Maryland	3
Missouri	4
North Carolina	5
Oregon	6
South Carolina	7
Virginia	8

Endnotes and Additional Disclosures	9

Fund Expenses	10

Financial Statements	14

Officers and Trustees	82

Important Notices	83

Eaton Vance

Georgia Municipal Income Fund

February 28, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	2.47%	6.70%	3.92%	3.46%
Class A with 4.75% Maximum Sales Charge	—	—	–2.40	1.64	2.91	2.96
Class B at NAV	12/23/1991	12/23/1991	2.06	5.96	3.15	2.69
Class B with 5% Maximum Sales Charge	—	—	–2.94	0.96	2.79	2.69
Class C at NAV	04/25/2006	12/23/1991	2.16	5.96	3.15	2.67
Class C with 1% Maximum Sales Charge	—	—	1.16	4.96	3.15	2.67
Class I at NAV	03/03/2008	12/23/1991	2.57	6.91	4.11	3.62
Barclays Municipal Bond Index	—	—	2.20%	6.49%	5.00%	4.75%
Barclays 20 Year Municipal Bond Index	—	—	3.08	9.39	6.40	5.45

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.75%	1.50%	1.50%	0.55%
Net			0.71	1.46	1.46	0.51

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.61%	2.92%	2.91%	3.79%
Taxable-Equivalent Distribution Rate			6.79	5.49	5.47	7.12
SEC 30-day Yield			1.71	1.04	1.04	1.99
Taxable-Equivalent SEC 30-day Yield			3.21	1.95	1.95	3.74

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						5.31%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Maryland Municipal Income Fund

February 28, 2015

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	1.86%	5.32%	4.28%	3.83%
Class A with 4.75% Maximum Sales Charge	—	—	–2.94	0.29	3.27	3.33
Class B at NAV	02/03/1992	02/03/1992	1.37	4.50	3.48	3.05
Class B with 5% Maximum Sales Charge	—	—	–3.63	–0.50	3.13	3.05
Class C at NAV	05/02/2006	02/03/1992	1.37	4.39	3.48	3.05
Class C with 1% Maximum Sales Charge	—	—	0.37	3.39	3.48	3.05
Class I at NAV	03/03/2008	02/03/1992	1.96	5.53	4.49	4.00
Barclays Municipal Bond Index	—	—	2.20%	6.49%	5.00%	4.75%
Barclays 20 Year Municipal Bond Index	—	—	3.08	9.39	6.40	5.45

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.77%	1.52%	1.52%	0.57%
Net			0.74	1.49	1.49	0.54

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.44%	2.75%	2.75%	3.62%
Taxable-Equivalent Distribution Rate			6.45	5.15	5.15	6.79
SEC 30-day Yield			1.59	0.92	0.92	1.86
Taxable-Equivalent SEC 30-day Yield			2.98	1.72	1.72	3.49

% Total Leverage[5]
RIB Financing						3.07%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Missouri Municipal Income Fund

February 28, 2015

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	2.21%	7.31%	4.53%	3.69%
Class A with 4.75% Maximum Sales Charge	—	—	–2.65	2.26	3.52	3.19
Class B at NAV	05/01/1992	05/01/1992	1.79	6.46	3.76	2.91
Class B with 5% Maximum Sales Charge	—	—	–3.21	1.46	3.41	2.91
Class C at NAV	02/16/2006	05/01/1992	1.79	6.46	3.76	2.88
Class C with 1% Maximum Sales Charge	—	—	0.79	5.46	3.76	2.88
Class I at NAV	08/03/2010	05/01/1992	2.31	7.52	4.74	3.79
Barclays Municipal Bond Index	—	—	2.20%	6.49%	5.00%	4.75%
Barclays 20 Year Municipal Bond Index	—	—	3.08	9.39	6.40	5.45

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.72%	1.47%	1.47%	0.52%
Net			0.71	1.46	1.46	0.51

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.54%	2.85%	2.85%	3.73%
Taxable-Equivalent Distribution Rate			6.65	5.36	5.36	7.01
SEC 30-day Yield			1.64	0.97	0.97	1.92
Taxable-Equivalent SEC 30-day Yield			3.08	1.82	1.82	3.61

% Total Leverage[5]
RIB Financing						1.12%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	2.77%	8.02%	4.84%	4.33%
Class A with 4.75% Maximum Sales Charge	—	—	–2.13	2.93	3.83	3.82
Class B at NAV	10/23/1991	10/23/1991	2.42	7.24	4.05	3.56
Class B with 5% Maximum Sales Charge	—	—	–2.58	2.24	3.70	3.56
Class C at NAV	05/02/2006	10/23/1991	2.42	7.24	4.05	3.56
Class C with 1% Maximum Sales Charge	—	—	1.42	6.24	4.05	3.56
Class I at NAV	03/03/2008	10/23/1991	2.98	8.35	5.04	4.50
Barclays Municipal Bond Index	—	—	2.20%	6.49%	5.00%	4.75%
Barclays 20 Year Municipal Bond Index	—	—	3.08	9.39	6.40	5.45

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.78%	1.53%	1.53%	0.58%
Net			0.73	1.48	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.52%	2.82%	2.83%	3.70%
Taxable-Equivalent Distribution Rate			6.60	5.29	5.30	6.94
SEC 30-day Yield			1.58	0.91	0.91	1.85
Taxable-Equivalent SEC 30-day Yield			2.96	1.71	1.71	3.47

% Total Leverage[5]
RIB Financing						6.96%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Oregon Municipal Income Fund

February 28, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	2.60%	8.42%	4.72%	3.91%
Class A with 4.75% Maximum Sales Charge	—	—	–2.31	3.29	3.70	3.41
Class B at NAV	12/24/1991	12/24/1991	2.27	7.57	3.95	3.14
Class B with 5% Maximum Sales Charge	—	—	–2.73	2.57	3.61	3.14
Class C at NAV	03/02/2006	12/24/1991	2.27	7.56	3.95	3.15
Class C with 1% Maximum Sales Charge	—	—	1.27	6.56	3.95	3.15
Class I at NAV	08/03/2010	12/24/1991	2.70	8.51	4.88	3.99
Barclays Municipal Bond Index	—	—	2.20%	6.49%	5.00%	4.75%
Barclays 20 Year Municipal Bond Index	—	—	3.08	9.39	6.40	5.45

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.81%	1.56%	1.56%	0.61%
Net			0.73	1.48	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.74%	3.04%	3.04%	3.92%
Taxable-Equivalent Distribution Rate			7.33	5.96	5.96	7.69
SEC 30-day Yield			2.21	1.57	1.57	2.53
Taxable-Equivalent SEC 30-day Yield			4.33	3.08	3.08	4.96

% Total Leverage[5]
RIB Financing						5.11%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	3.09%	8.07%	5.02%	3.89%
Class A with 4.75% Maximum Sales Charge	—	—	–1.77	2.94	4.01	3.38
Class B at NAV	10/02/1992	10/02/1992	2.74	7.35	4.24	3.12
Class B with 5% Maximum Sales Charge	—	—	–2.26	2.35	3.90	3.12
Class C at NAV	01/12/2006	10/02/1992	2.74	7.34	4.26	3.11
Class C with 1% Maximum Sales Charge	—	—	1.74	6.34	4.26	3.11
Class I at NAV	03/03/2008	10/02/1992	3.19	8.28	5.22	4.04
Barclays Municipal Bond Index	—	—	2.20%	6.49%	5.00%	4.75%
Barclays 20 Year Municipal Bond Index	—	—	3.08	9.39	6.40	5.45

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.78%	1.54%	1.53%	0.58%
Net			0.72	1.48	1.47	0.52

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.49%	2.80%	2.80%	3.68%
Taxable-Equivalent Distribution Rate			6.63	5.32	5.32	6.99
SEC 30-day Yield			1.80	1.14	1.14	2.09
Taxable-Equivalent SEC 30-day Yield			3.42	2.17	2.17	3.97

% Total Leverage[5]
RIB Financing						6.44%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Virginia Municipal Income Fund

February 28, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	1.50%	4.35%	2.95%	2.59%
Class A with 4.75% Maximum Sales Charge	—	—	–3.36	–0.58	1.96	2.10
Class B at NAV	07/26/1991	07/26/1991	1.16	3.63	2.21	1.83
Class B with 5% Maximum Sales Charge	—	—	–3.83	–1.37	1.86	1.83
Class C at NAV	02/08/2006	07/26/1991	1.16	3.52	2.18	1.82
Class C with 1% Maximum Sales Charge	—	—	0.16	2.52	2.18	1.82
Class I at NAV	03/03/2008	07/26/1991	1.61	4.55	3.16	2.76
Barclays Municipal Bond Index	—	—	2.20%	6.49%	5.00%	4.75%
Barclays 20 Year Municipal Bond Index	—	—	3.08	9.39	6.40	5.45

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.75%	1.51%	1.50%	0.55%
Net			0.72	1.48	1.47	0.52

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.68%	2.99%	2.99%	3.87%
Taxable-Equivalent Distribution Rate			6.90	5.60	5.60	7.25
SEC 30-day Yield			2.01	1.36	1.36	2.31
Taxable-Equivalent SEC 30-day Yield			3.77	2.55	2.55	4.33

% Total Leverage[5]
RIB Financing						3.79%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Municipal Income Funds

February 28, 2015

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

9

Eaton Vance

Municipal Income Funds

February 28, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.70	$3.77	0.75%
Class B	$1,000.00	$1,020.60	$7.51	1.50%
Class C	$1,000.00	$1,021.60	$7.52	1.50%
Class I	$1,000.00	$1,025.70	$2.76	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76	0.75%
Class B	$1,000.00	$1,017.40	$7.50	1.50%
Class C	$1,000.00	$1,017.40	$7.50	1.50%
Class I	$1,000.00	$1,022.10	$2.76	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

10

Eaton Vance

Municipal Income Funds

February 28, 2015

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,018.60	$3.80	0.76%
Class B	$1,000.00	$1,013.70	$7.54	1.51%
Class C	$1,000.00	$1,013.70	$7.54	1.51%
Class I	$1,000.00	$1,019.60	$2.80	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.81	0.76%
Class B	$1,000.00	$1,017.30	$7.55	1.51%
Class C	$1,000.00	$1,017.30	$7.55	1.51%
Class I	$1,000.00	$1,022.00	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.10	$3.61	0.72%
Class B	$1,000.00	$1,017.90	$7.35	1.47%
Class C	$1,000.00	$1,017.90	$7.35	1.47%
Class I	$1,000.00	$1,023.10	$2.61	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.61	0.72%
Class B	$1,000.00	$1,017.50	$7.35	1.47%
Class C	$1,000.00	$1,017.50	$7.35	1.47%
Class I	$1,000.00	$1,022.20	$2.61	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

11

Eaton Vance

Municipal Income Funds

February 28, 2015

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,027.70	$3.67	0.73%
Class B	$1,000.00	$1,024.20	$7.43	1.48%
Class C	$1,000.00	$1,024.20	$7.43	1.48%
Class I	$1,000.00	$1,029.80	$2.67	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.66	0.73%
Class B	$1,000.00	$1,017.50	$7.40	1.48%
Class C	$1,000.00	$1,017.50	$7.40	1.48%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.00	$3.77	0.75%
Class B	$1,000.00	$1,022.70	$7.52	1.50%
Class C	$1,000.00	$1,022.70	$7.47	1.49%
Class I	$1,000.00	$1,027.00	$2.71	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76	0.75%
Class B	$1,000.00	$1,017.40	$7.50	1.50%
Class C	$1,000.00	$1,017.40	$7.45	1.49%
Class I	$1,000.00	$1,022.10	$2.71	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

12

Eaton Vance

Municipal Income Funds

February 28, 2015

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,030.90	$3.58	0.71%
Class B	$1,000.00	$1,027.40	$7.34	1.46%
Class C	$1,000.00	$1,027.40	$7.34	1.46%
Class I	$1,000.00	$1,031.90	$2.57	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.56	0.71%
Class B	$1,000.00	$1,017.60	$7.30	1.46%
Class C	$1,000.00	$1,017.60	$7.30	1.46%
Class I	$1,000.00	$1,022.30	$2.56	0.51%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,015.00	$3.75	0.75%
Class B	$1,000.00	$1,011.60	$7.53	1.51%
Class C	$1,000.00	$1,011.60	$7.53	1.51%
Class I	$1,000.00	$1,016.10	$2.80	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76	0.75%
Class B	$1,000.00	$1,017.30	$7.55	1.51%
Class C	$1,000.00	$1,017.30	$7.55	1.51%
Class I	$1,000.00	$1,022.00	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

13

Eaton Vance

Georgia Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.1%

Security	Principal Amount (000’s omitted)	Value

Education — 4.0%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$644,784
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	874,665
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	865,020

		$2,384,469

Electric Utilities — 1.8%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,088,170

		$1,088,170

Escrowed / Prerefunded — 1.7%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,051,376

		$1,051,376

General Obligations — 14.7%
Georgia, 2.00%, 8/1/27	$315	$299,348
Gwinnett County School District, Prerefunded to 2/1/18, 5.00%, 2/1/36(1)	4,500	5,047,155
Jefferson City, School District, 5.25%, 2/1/33	1,500	1,761,495
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	556,760
Lincoln County School District, 5.50%, 4/1/37	1,000	1,154,810

		$8,819,568

Hospital — 8.0%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,105,120
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,139,750
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	837,510
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,113,920
Savannah Hospital Authority, (St Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	589,830

		$4,786,130

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 6.5%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,420,020
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	510	511,581
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	963,720

		$3,895,321

Insured – Education — 4.0%
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	$1,000	$1,116,230
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	1,125	1,288,012

		$2,404,242

Insured – Electric Utilities — 8.8%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$950	$1,028,441
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,150,900
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,264,723
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,009,361
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	563,789
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	307,746

		$5,324,960

Insured – General Obligations — 2.4%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,433,948

		$1,433,948

Insured – Hospital — 3.3%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,995,122

		$1,995,122

Insured – Lease Revenue / Certificates of Participation — 4.3%
Georgia Local Government 1998A Grantor Trust Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,326	$1,442,489
Georgia Municipal Association, Inc. Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,136,180

		$2,578,669

14	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 4.4%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,250,309
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	785	872,410
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	537,065

		$2,659,784

Insured – Water and Sewer — 8.4%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$564,165
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,931,150
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	750	810,398
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	500	624,865
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,094,120

		$5,024,698

Other Revenue — 1.4%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$863,963

		$863,963

Senior Living / Life Care — 0.9%
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	$500	$562,740

		$562,740

Special Tax Revenue — 9.3%
Athens-Clarke County Unified Government Development Authority, (Economic Development Projects), 5.00%, 6/1/32	$1,080	$1,216,188
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	852,930
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,952,265
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	227,449
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	244,068
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	570	407,938
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	191,308
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	499,276

		$5,591,422

Security	Principal Amount (000’s omitted)	Value

Transportation — 3.3%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,154,320
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	848,557

		$2,002,877

Water and Sewer — 9.9%
Athens-Clarke County Unified Government, Water and Sewerage Revenue, 5.50%, 1/1/38	$1,000	$1,143,620
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,204,640
Columbus, Water and Sewer Revenue, 5.00%, 5/1/33	500	582,740
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,330,670
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,716,134

		$5,977,804

Total Tax-Exempt Investments — 97.1% (identified cost $52,725,531)		$58,445,263

Other Assets, Less Liabilities — 2.9%		$1,730,578

Net Assets — 100.0%		$60,175,841

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 36.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 6.1% to 12.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

15	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 101.1%

Security	Principal Amount (000’s omitted)	Value

Education — 9.5%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,125,300
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,290,200
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,555,710
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,656,905

		$6,628,115

Escrowed / Prerefunded — 8.5%
Maryland Health and Higher Educational Facilities Authority, (Loyola College), Prerefunded to 10/1/15, 5.125%, 10/1/45	$1,000	$1,029,550
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/16, 5.00%, 7/1/36	1,280	1,360,563
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), Prerefunded to 5/1/15, 6.00%, 5/1/35	1,000	1,010,140
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	2,235	2,471,173

		$5,871,426

General Obligations — 16.2%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,216,585
Baltimore County, 4.00%, 8/1/26	1,000	1,109,930
Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,000	2,202,720
Baltimore, 4.00%, 10/15/25	1,520	1,691,927
Baltimore, 5.00%, 10/15/27	750	890,708
Maryland, 5.00%, 11/1/19	2,000	2,350,620
Montgomery County, 5.00%, 11/1/29	1,500	1,832,070

		$11,294,560

Hospital — 19.7%
Baltimore County, (Catholic Health Initiatives), Prerefunded to 9/1/16, 4.50%, 9/1/33	$780	$827,042
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,099,250
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,137,270
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,232,680

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/38	$1,500	$1,696,695
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), Series B, 5.00%, 8/15/38	1,000	1,125,070
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), Prerefunded to 5/15/16, 5.25%, 5/15/46	1,475	1,564,075
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,076,560
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	1,000	1,128,410
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,000	1,028,120
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	750	813,480

		$13,728,652

Housing — 5.9%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,021,150
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	1,050	1,070,559
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,015,970
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,000	1,011,960

		$4,119,639

Industrial Development Revenue — 2.9%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$780	$779,992
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	155	157,387
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,042,550

		$1,979,929

Insured – Education — 2.0%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,372,368

		$1,372,368

16	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 5.6%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,857,657

		$3,857,657

Insured – Hospital — 5.2%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,617,234

		$3,617,234

Insured – Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$163,242

		$163,242

Insured – Transportation — 5.4%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,556,086
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	2,000	2,222,980

		$3,779,066

Insured – Water and Sewer — 4.2%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$1,000	$1,138,830
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	1,600	1,782,768

		$2,921,598

Other Revenue — 3.4%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,325,380

		$2,325,380

Senior Living / Life Care — 1.3%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$532,416
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	370	379,283

		$911,699

Special Tax Revenue — 5.4%
Baltimore (Clipper Mill), 6.25%, 9/1/33	$720	$728,561
Baltimore (Strathdale Manor), 7.00%, 7/1/33	495	496,841
Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	1,000	1,122,630

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	$1,000	$1,143,980
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	278,768

		$3,770,780

Transportation — 5.7%
Maryland Transportation Authority, 4.00%, 7/1/27	$1,000	$1,090,590
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,867,225

		$3,957,815

Total Tax-Exempt Investments — 101.1% (identified cost $65,463,139)		$70,299,160

Other Assets, Less Liabilities — (1.1)%		$(741,616)

Net Assets — 100.0%		$69,557,544

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 22.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.4% to 10.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

17	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	$1,000	$1,176,740

		$1,176,740

Education — 5.7%
Missouri State Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	$1,000	$1,139,930
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,672,830
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,421,906

		$4,234,666

Electric Utilities — 1.5%
Missouri Joint Municipal Electric Utility Commission, 5.00%, 1/1/34	$1,000	$1,130,260

		$1,130,260

Escrowed / Prerefunded — 3.5%
Curators of the University of Missouri System Facilities Revenue, Prerefunded to 11/1/17, 5.00%, 11/1/33	$2,000	$2,231,380
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	395	424,214

		$2,655,594

General Obligations — 18.0%
Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,113,800
Columbia School District, 5.00%, 3/1/31	1,000	1,148,950
Hazelwood School District, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,153,790
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,151,400
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,151,400
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,107,730
Joplin Schools, (Direct Deposit Program), 3.25%, 3/1/33	525	527,950
Kansas City, 4.75%, 2/1/25	1,000	1,101,530
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,153,480
Springfield School District No. R-12, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,157,670

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
University City School District, (Direct Deposit Program), 0.00%, 2/15/32	$1,000	$555,880
University City School District, (Direct Deposit Program), 0.00%, 2/15/33	1,000	532,070
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,597,770

		$13,453,420

Hospital — 9.6%
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	$1,000	$1,097,750
Missouri State Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,076,000
Missouri State Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,173,830
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,125,140
Missouri State Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,091,690
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,074,540
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	553,295

		$7,192,245

Housing — 1.7%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$740	$741,369
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	115	121,134
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	355	379,140
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	65	65,352

		$1,306,995

Industrial Development Revenue — 2.4%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,480	$1,791,866

		$1,791,866

Insured – Education — 1.4%
Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,000	$1,083,810

		$1,083,810

18	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 7.0%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Project), (AMBAC), (BHAC), 5.00%, 1/1/32	$1,500	$1,604,220
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	950	978,462
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	287,020
Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,275	2,381,060

		$5,250,762

Insured – Escrowed / Prerefunded — 4.4%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,277,060

		$3,277,060

Insured – General Obligations — 4.4%
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	$1,000	$1,085,680
Puerto Rico, (AGM), 5.00%, 7/1/35	1,000	1,007,700
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,213,020

		$3,306,400

Insured – Hospital — 5.5%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$1,975,455
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,120,100

		$4,095,555

Insured – Industrial Development Revenue — 1.0%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$757,039

		$757,039

Insured – Lease Revenue / Certificates of Participation — 4.9%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$867,860
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,580,850
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,220,374

		$3,669,084

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 5.1%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,938,158
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	438,339
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	465,960

		$3,842,457

Insured – Transportation — 3.1%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$1,060	$1,112,067
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,200,120

		$2,312,187

Insured – Water and Sewer — 1.4%
Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,080,990

		$1,080,990

Other Revenue — 3.6%
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,699,100

		$2,699,100

Senior Living / Life Care — 4.5%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$950,623
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,358,617
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	1,000	1,030,790

		$3,340,030

Special Tax Revenue — 2.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$299,568
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	327,273
Jackson County, Special Obligation, (Harry S. Truman Sports Complex), 5.00%, 12/1/31	1,000	1,162,590
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	530	379,310

		$2,168,741

19	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 5.6%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,351,176
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,655,992
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,174,060

		$4,181,228

Total Tax-Exempt Investments — 98.8% (identified cost $67,078,513)		$74,006,229

Other Assets, Less Liabilities — 1.2%		$910,521

Net Assets — 100.0%		$74,916,750

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
GNMA	–	Government National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 38.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 14.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

20	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.0%

Security	Principal Amount (000’s omitted)	Value

Education — 11.7%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$441,661
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,000	5,656,800
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,691,576
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,311,570
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,430,125
University of North Carolina at Greensboro, 5.00%, 4/1/26	655	790,867
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,171,225

		$13,493,824

Electric Utilities — 4.1%
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	$2,000	$2,406,580
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,377,489
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/31	885	997,254

		$4,781,323

Escrowed / Prerefunded — 3.1%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,756,774
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,834,340

		$3,591,114

General Obligations — 3.2%
Greensboro, 5.00%, 2/1/27	$650	$789,334
North Carolina, 4.00%, 6/1/23	2,000	2,336,060
North Carolina, 5.00%, 6/1/22	500	614,850

		$3,740,244

Hospital — 18.8%
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	$2,000	$2,199,180
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, 5.00%, 6/1/42	2,295	2,593,970
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,419,837
North Carolina Medical Care Commission, (Mission Health System), Prerefunded to 10/1/17, 5.00%, 10/1/25	2,000	2,190,460

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	$825	$881,851
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,530,807
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	1,000	1,060,380
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	1,012,842
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,802,476
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), 6.25%, 12/1/33	2,500	2,887,025
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,244,540

		$21,823,368

Housing — 2.5%
Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,430	$1,456,984
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,440	1,459,829

		$2,916,813

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$849,098

		$849,098

Insured – Education — 1.0%
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	$1,050	$1,167,295

		$1,167,295

Insured – Electric Utilities — 3.9%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,138,038
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,740	1,783,622
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	615,492

		$4,537,152

Insured – General Obligations — 0.3%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$305,443

		$305,443

21	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 4.3%
Johnston Memorial Hospital, (AGM), 25.428%, 10/1/36(2)(3)(4)	$1,640	$2,309,317
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	2,500	2,664,450

		$4,973,767

Insured – Lease Revenue / Certificates of Participation — 2.4%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,638,975
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,093,020

		$2,731,995

Insured – Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$543,367

		$543,367

Insured – Transportation — 5.3%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,113,045
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,133,390
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,888,416

		$6,134,851

Lease Revenue / Certificates of Participation — 17.6%
Buncombe County, 5.00%, 6/1/29	$750	$891,833
Buncombe County, 5.00%, 6/1/31	1,000	1,181,020
Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	1,550	1,721,879
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,568,714
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,950,138
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,145,340
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,135,000
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,151,630
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,988,105
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,171,530
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,174,150
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,142,520
Wake County, 5.00%, 6/1/36	1,000	1,128,080
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,147,090

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Winston-Salem, 5.00%, 6/1/27	$750	$901,440

		$20,398,469

Other Revenue — 2.2%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,219,100
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,277,180

		$2,496,280

Solid Waste — 1.0%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,170,690

		$1,170,690

Special Tax Revenue — 0.5%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$545	$625,529

		$625,529

Transportation — 3.9%
Charlotte Airport, 5.50%, 7/1/34	$535	$622,376
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,650,240
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,118,270
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,135,170

		$4,526,056

Water and Sewer — 12.0%
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	$355	$434,676
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	649,372
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	2,495	2,777,209
Cary, Combined Enterprise System Revenue, Prerefunded to 12/1/17, 5.00%, 12/1/33	2,000	2,203,460
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,142,810
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	2,078,316
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,218,320
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,142,640

22	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	$2,000	$2,280,840

		$13,927,643

Total Tax-Exempt Investments — 99.0% (identified cost $104,488,298)		$114,734,321

Other Assets, Less Liabilities — 1.0%		$1,159,021

Net Assets — 100.0%		$115,893,342

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 17.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 9.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 28, 2015.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,920,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2015, the aggregate value of these securities is $2,309,317 or 2.0% of the Fund’s net assets.

23	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 102.0%

Security	Principal Amount (000’s omitted)	Value

Education — 6.7%
Forest Grove, (Pacific University), 5.25%, 5/1/34	$1,000	$1,132,550
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,403,000
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,024,160
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,086,700
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	282,378
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	288,175
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,866,480

		$8,083,443

Electric Utilities — 1.1%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,382,637

		$1,382,637

General Obligations — 31.5%
Beaverton School District 48J, Washington and Multnomah Counties, 5.00%, 6/15/32	$1,235	$1,460,499
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	1,500	958,200
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	405,524
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	236,445
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,232,330
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/25	460	352,944
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/27	3,175	2,219,198
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, (0.00% to 6/15/16), 6/15/24	1,055	1,138,081
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, (0.00% to 6/15/16), 6/15/25	575	665,292
Jackson County, School District No. 549C, 5.00%, 6/15/33	2,000	2,223,220
Klamath County, School District, 5.00%, 6/15/29	1,155	1,340,123
Lake Oswego, 5.00%, 6/1/33	2,450	2,870,591
Medford, 5.00%, 7/15/32	545	630,494
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	609,710
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	703,874
Multnomah County, David Douglas School District No. 40, 0.00%, 6/15/24	1,640	1,294,780
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	3,000,225

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	$2,485	$2,490,169
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	750	313,065
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,308,326
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	483,400
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,807,815
Portland, (Limited Tax-Sellwood Bridge Project), 5.00%, 6/1/23	1,240	1,531,090
Redmond, 5.00%, 6/1/28	605	706,622
Salem-Keizer, School District No. 24J, 0.00%, 6/15/29	1,000	636,440
Springfield School District No. 19, Lane County, 5.00%, 6/15/27	880	1,076,706
Springfield School District No. 19, Lane County, 5.00%, 6/15/29	1,275	1,534,552
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/24	1,220	1,518,827
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/28	1,000	1,203,760
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,425,595

		$38,377,897

Hospital — 11.4%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$3,016,525
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	930	934,185
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,493,606
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	284,330
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,333,700
Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	4,115,777
Oregon State Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,741,905

		$13,920,028

Housing — 5.8%
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	$1,590	$1,613,293
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	4,740	4,951,120

24	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	$450	$463,545

		$7,027,958

Insured – Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,076,308
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,829,193

		$3,905,501

Insured – General Obligations — 6.7%
Beaverton School District, (AGC), 5.125%, 6/1/36	$715	$816,844
Clackamas and Washington Counties, School District No. 3, (NPFG), 0.00%, 6/15/23	800	666,976
Linn County, Lebanon Community School District No. 9, (NPFG), 5.50%, 6/15/30	4,000	5,271,720
Newport, (AGC), 0.00%, 6/1/28	1,000	643,950
Newport, (AGC), 0.00%, 6/1/29	1,225	753,167

		$8,152,657

Insured – Hospital — 7.9%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,539,407
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,480,450
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	5,300	4,551,322

		$9,571,179

Insured – Special Tax Revenue — 4.1%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$1,507,539
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,002,759
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	2,498,000

		$5,008,298

Insured – Transportation — 4.7%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$341,825
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,828,495
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,535	1,688,761
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,888,416

		$5,747,497

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 8.3%
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)(2)	$8,740	$10,133,331

		$10,133,331

Senior Living / Life Care — 0.4%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$456,114

		$456,114

Special Tax Revenue — 5.1%
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/24	$1,500	$1,894,245
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	1,122,095
Tri-County Metropolitan Transportation District, 5.00%, 9/1/30	2,000	2,372,060
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	866,559

		$6,254,959

Transportation — 5.1%
Port of Portland, Portland International Airport, 5.00%, 7/1/29	$4,000	$4,411,560
Redmond, Airport Revenue, 5.50%, 6/1/24	215	243,245
Redmond, Airport Revenue, 5.75%, 6/1/27	200	227,374
Redmond, Airport Revenue, 6.00%, 6/1/34	550	628,782
Redmond, Airport Revenue, 6.25%, 6/1/39	600	689,623

		$6,200,584

Total Tax-Exempt Investments — 102.0% (identified cost $117,410,434)		$124,222,083

Other Assets, Less Liabilities — (2.0)%		$(2,447,869)

Net Assets — 100.0%		$121,774,214

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

25	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 26.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 11.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,578,331.

26	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 96.7%

Security	Principal Amount (000’s omitted)	Value

Education — 3.5%
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$2,695	$3,010,611
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	697,050
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	701,112

		$4,408,773

Electric Utilities — 6.4%
South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	$4,510	$5,142,257
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	2,580	2,938,130

		$8,080,387

Escrowed / Prerefunded — 1.1%
Newberry Investing in Children’s Education, (Newberry County School District), Prerefunded to 12/1/15, 5.25%, 12/1/25	$1,320	$1,370,569

		$1,370,569

General Obligations — 12.7%
Berkeley County, School District, 5.00%, 3/1/25	$1,500	$1,852,020
Charleston County, 4.00%, 11/1/29	2,650	2,869,235
Georgetown County, 5.00%, 3/1/31	2,510	2,905,752
Georgetown County, 5.00%, 3/1/33	2,750	3,164,425
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	615,102
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	217,610
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	757,788
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,776,962

		$16,158,894

Hospital — 24.9%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,759,935
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,123,080
Greenville Health System, 5.00%, 5/1/31	1,500	1,723,485
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,154,401
Greenwood County, (Self Regional Healthcare), 5.375%, 10/1/39	3,835	4,294,740
Lexington County, Health Services District, Inc., 5.00%, 11/1/27	3,615	3,956,401
Lexington County, Health Services District, Inc., 5.00%, 11/1/32	955	1,035,296
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,823,125

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	$450	$506,201
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,560	1,575,881
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,010	2,025,236
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,040	2,054,300
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center), 6.00%, 9/15/38	3,380	3,759,946
South Carolina Jobs Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,761,726

		$31,553,753

Industrial Development Revenue — 1.3%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,500	$1,636,590

		$1,636,590

Insured – Electric Utilities — 5.3%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$883,543
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,107,207
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,381,644
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,434,541
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	974,529

		$6,781,464

Insured – Lease Revenue / Certificates of Participation — 3.5%
Scago Educational Facilities Corp., Pickens School District, (AGM), Prerefunded to 12/1/16, 4.50%, 12/1/28	$3,210	$3,390,177
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	1,000	1,110,020

		$4,500,197

Insured – Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$709,498

		$709,498

Insured – Transportation — 3.1%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$2,700	$2,832,624
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,135,132

		$3,967,756

27	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Utilities — 3.1%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,270,770
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,619,360

		$3,890,130

Insured – Water and Sewer — 4.0%
Greenwood, Metropolitan District Sewer System, (AGM), 24.171%, 10/1/30(1)(2)(3)	$1,875	$2,712,825
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,316,398

		$5,029,223

Lease Revenue / Certificates of Participation — 13.6%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,338,737
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	583,550
Berkeley County, School District, 5.125%, 12/1/30	2,350	2,508,038
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,360,100
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(4)(5)	3,875	4,572,694
Dorchester County, School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,171,880
Laurens County, School District, 5.25%, 12/1/30	4,645	4,775,524

		$17,310,523

Special Tax Revenue — 1.7%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	$1,000	$1,181,110
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	929,686

		$2,110,796

Student Loan — 1.5%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,820	$1,959,667

		$1,959,667

Transportation — 3.3%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,184,963

		$4,184,963

Water and Sewer — 7.1%
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/30	$1,000	$1,156,070
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,407,100
Columbia Waterworks and Sewer Revenue, 5.00%, 2/1/40	3,500	3,999,170

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
North Charleston Sewer District, 2.00%, 1/1/29	$500	$454,345

		$9,016,685

Total Tax-Exempt Investments — 96.7% (identified cost $112,054,613)		$122,669,868

Other Assets, Less Liabilities — 3.3%		$4,154,643

Net Assets — 100.0%		$126,824,511

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 20.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 6.1% of total investments.

(1)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 28, 2015.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2015, the aggregate value of these securities is $2,712,825 or 2.1% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,472,694.

28	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 102.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.0%
Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	$1,000	$1,154,210
Virginia Resources Authority, (Pooled Funding Program), 5.25%, 11/1/33	1,975	2,227,760

		$3,381,970

Education — 10.6%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,870,697
University of Virginia, 5.00%, 6/1/40	2,100	2,342,697
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,473,200
Virginia College Building Authority, 5.00%, 9/1/38	275	306,930

		$8,993,524

Electric Utilities — 1.9%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,608,000

		$1,608,000

Escrowed / Prerefunded — 1.0%
Virginia Resources Authority, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	$640	$740,851
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	95	109,821

		$850,672

General Obligations — 10.6%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,243,085
Norfolk, 5.00%, 8/1/28	750	891,360
Portsmouth, 4.75%, 7/15/25	500	567,180
Portsmouth, 5.25%, 7/15/25	675	783,668
Virginia, 4.00%, 6/1/26	1,000	1,131,780
Virginia, 5.00%, 6/1/31	2,000	2,350,240

		$8,967,313

Hospital — 21.7%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)(2)	$5,000	$5,912,438
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,427,710
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 1.92%, 8/1/38(3)	500	510,840

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	$1,000	$1,150,580
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	730,250
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,229,921
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,588,080
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,686,759
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	517,747
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,500	1,576,350

		$18,330,675

Insured – Education — 6.2%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$5,247,391

		$5,247,391

Insured – Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,029,960
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	980,220

		$2,010,180

Insured – Hospital — 4.9%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,692,705
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	2,305	2,456,185

		$4,148,890

Insured – Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$388,396

		$388,396

Insured – Transportation — 18.9%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,957,250
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,137,640
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,595,632
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22(4)	3,800	4,317,370

29	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	$200	$152,946
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,825	2,828,785

		$15,989,623

Lease Revenue / Certificates of Participation — 3.4%
Riverside Regional Jail Authority, 5.00%, 7/1/28(5)	$1,000	$1,194,390
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	1,500	1,695,120

		$2,889,510

Other Revenue — 1.3%
Fairfax County Economic Development Authority, (Silver Line Phase I), 5.00%, 4/1/37	$1,000	$1,118,510

		$1,118,510

Senior Living / Life Care — 3.6%
Albemarle County Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$100	$104,681
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,085	1,122,194
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	830,362
Virginia Beach Development Authority, (Westminster-Canterbury of Hampton Roads, Inc.), 5.375%, 11/1/32	1,000	1,009,850

		$3,067,087

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$428,663

		$428,663

Transportation — 4.4%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,117,120
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/32	1,000	454,770
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/33	1,000	434,570
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,720,335

		$3,726,795

Water and Sewer — 6.2%
Fairfax County Water Authority, 5.25%, 4/1/27	$2,795	$3,675,062
Hopewell Sewer System Revenue, 5.00%, 7/15/33	1,000	1,123,400

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	$475	$495,382

		$5,293,844

Total Tax-Exempt Investments — 102.1% (identified cost $77,163,808)		$86,441,043

Other Assets, Less Liabilities — (2.1)%		$(1,817,913)

Net Assets — 100.0%		$84,623,130

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 32.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 21.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,582,438.

(3)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2015.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)	When-issued security.

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Statements of Assets and Liabilities (Unaudited)

	February 28, 2015
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investments —
Identified cost	$52,725,531	$65,463,139	$67,078,513	$104,488,298
Unrealized appreciation	5,719,732	4,836,021	6,927,716	10,246,023
Investments, at value	$58,445,263	$70,299,160	$74,006,229	$114,734,321
Cash	$4,295,898	$790,633	$824,656	$3,744,921
Restricted cash*	146,000	85,000	66,000	—
Interest receivable	614,685	754,755	839,972	1,375,658
Receivable for investments sold	—	—	150,000	—
Receivable for Fund shares sold	218,586	448,614	107,382	259,071
Receivable for variation margin on open financial futures contracts	2,687	1,563	—	—
Total assets	$63,723,119	$72,379,725	$75,994,239	$120,113,971
Liabilities
Payable for floating rate notes issued	$3,375,000	$2,200,000	$850,000	$3,750,000
Payable for variation margin on open financial futures contracts	—	—	4,156	—
Payable for Fund shares redeemed	70,868	488,819	131,346	292,672
Distributions payable	42,899	58,466	19,406	67,673
Payable to affiliates:
Investment adviser fee	13,231	16,475	18,443	31,923
Distribution and service fees	11,201	19,297	15,504	25,606
Interest expense and fees payable	2,750	4,009	2,712	10,646
Accrued expenses	31,329	35,115	35,922	42,109
Total liabilities	$3,547,278	$2,822,181	$1,077,489	$4,220,629
Net Assets	$60,175,841	$69,557,544	$74,916,750	$115,893,342
Sources of Net Assets
Paid-in capital	$66,027,042	$76,086,653	$77,352,192	$116,438,211
Accumulated net realized loss	(11,478,812)	(11,330,431)	(9,428,744)	(10,983,212)
Accumulated undistributed (distributions in excess of) net investment income	(38,255)	(3,381)	104,634	192,320
Net unrealized appreciation	5,665,866	4,804,703	6,888,668	10,246,023
Net Assets	$60,175,841	$69,557,544	$74,916,750	$115,893,342
Class A Shares
Net Assets	$41,987,851	$45,352,612	$64,449,821	$79,000,326
Shares Outstanding	4,849,950	4,974,899	6,680,358	8,520,690
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.66	$9.12	$9.65	$9.27
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.09	$9.57	$10.13	$9.73
Class B Shares
Net Assets	$725,769	$866,202	$1,000,033	$754,121
Shares Outstanding	78,459	87,130	93,789	75,630
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.25	$9.94	$10.66	$9.97
Class C Shares
Net Assets	$5,939,691	$16,030,967	$6,691,029	$17,762,962
Shares Outstanding	641,618	1,612,008	628,122	1,781,056
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.26	$9.94	$10.65	$9.97
Class I Shares
Net Assets	$11,522,530	$7,307,763	$2,775,867	$18,375,933
Shares Outstanding	1,327,309	799,818	287,315	1,976,511
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.68	$9.14	$9.66	$9.30

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2015
Assets	Oregon Fund	South Carolina Fund	Virginia Fund
Investments —
Identified cost	$117,410,434	$112,054,613	$77,163,808
Unrealized appreciation	6,811,649	10,615,255	9,277,235
Investments, at value	$124,222,083	$122,669,868	$86,441,043
Cash	$2,699,401	$6,301,812	$1,671,706
Restricted cash*	140,000	—	260,000
Interest receivable	1,196,348	1,585,556	871,283
Receivable for Fund shares sold	629,511	119,732	194,640
Receivable for variation margin on open financial futures contracts	2,688	—	4,813
Total assets	$128,890,031	$130,676,968	$89,443,485
Liabilities
Payable for floating rate notes issued	$6,555,000	$3,100,000	$3,330,000
Payable for when-issued securities	—	—	1,188,770
Payable for Fund shares redeemed	405,052	563,877	153,206
Distributions payable	36,022	76,019	74,647
Payable to affiliates:
Investment adviser fee	34,121	35,770	20,801
Distribution and service fees	26,304	32,117	15,113
Interest expense and fees payable	16,862	4,506	1,806
Accrued expenses	42,456	40,168	36,012
Total liabilities	$7,115,817	$3,852,457	$4,820,355
Net Assets	$121,774,214	$126,824,511	$84,623,130
Sources of Net Assets
Paid-in capital	$136,244,806	$139,297,853	$98,474,544
Accumulated net realized loss	(21,448,089)	(23,220,979)	(23,196,571)
Accumulated undistributed net investment income	219,714	132,382	164,380
Net unrealized appreciation	6,757,783	10,615,255	9,180,777
Net Assets	$121,774,214	$126,824,511	$84,623,130
Class A Shares
Net Assets	$91,943,390	$76,855,829	$61,813,616
Shares Outstanding	10,423,983	8,165,075	7,623,643
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.82	$9.41	$8.11
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.26	$9.88	$8.51
Class B Shares
Net Assets	$2,153,237	$1,325,197	$785,225
Shares Outstanding	223,191	132,772	87,485
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.65	$9.98	$8.98
Class C Shares
Net Assets	$14,361,419	$26,389,003	$6,910,361
Shares Outstanding	1,486,986	2,642,711	769,540
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.66	$9.99	$8.98
Class I Shares
Net Assets	$13,316,168	$22,254,482	$15,113,928
Shares Outstanding	1,510,974	2,362,137	1,859,428
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.81	$9.42	$8.13

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Statements of Operations (Unaudited)

	Six Months Ended February 28, 2015
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Interest	$1,300,784	$1,482,710	$1,607,218	$2,425,191
Total investment income	$1,300,784	$1,482,710	$1,607,218	$2,425,191

Expenses
Investment adviser fee	$81,308	$103,962	$116,626	$199,556
Distribution and service fees
Class A	40,972	46,341	64,530	78,504
Class B	3,697	4,738	5,082	3,962
Class C	26,344	74,689	29,979	82,227
Trustees’ fees and expenses	1,633	1,887	2,056	2,990
Custodian fee	13,855	15,097	15,926	19,797
Transfer and dividend disbursing agent fees	10,723	14,501	13,480	21,191
Legal and accounting services	24,042	33,057	25,666	26,253
Printing and postage	4,125	4,441	4,483	5,539
Registration fees	1,105	3,567	1,945	629
Interest expense and fees	12,438	7,763	3,006	12,725
Miscellaneous	8,104	8,174	9,281	10,145
Total expenses	$228,346	$318,217	$292,060	$463,518
Deduct —
Reduction of custodian fee	$73	$92	$94	$202
Total expense reductions	$73	$92	$94	$202

Net expenses	$228,273	$318,125	$291,966	$463,316

Net investment income	$1,072,511	$1,164,585	$1,315,252	$1,961,875

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$102,429	$271,773	$(39,285)	$(18,527)
Financial futures contracts	(424,106)	(286,627)	(149,886)	—
Net realized loss	$(321,677)	$(14,854)	$(189,171)	$(18,527)
Change in unrealized appreciation (depreciation) —
Investments	$607,327	$(3,056)	$495,943	$1,147,557
Financial futures contracts	39,258	10,314	(14,408)	—
Net change in unrealized appreciation (depreciation)	$646,585	$7,258	$481,535	$1,147,557

Net realized and unrealized gain (loss)	$324,908	$(7,596)	$292,364	$1,129,030

Net increase in net assets from operations	$1,397,419	$1,156,989	$1,607,616	$3,090,905

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Statements of Operations (Unaudited) — continued

	Six Months Ended February 28, 2015
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund
Interest	$2,671,969	$2,660,966	$1,969,131
Total investment income	$2,671,969	$2,660,966	$1,969,131

Expenses
Investment adviser fee	$210,555	$221,952	$142,286
Distribution and service fees
Class A	90,590	75,989	62,143
Class B	10,663	6,570	4,503
Class C	65,323	122,950	33,744
Trustees’ fees and expenses	3,067	3,287	2,305
Custodian fee	20,416	20,828	16,940
Transfer and dividend disbursing agent fees	20,602	18,949	18,358
Legal and accounting services	23,472	26,478	25,699
Printing and postage	5,986	6,202	5,033
Registration fees	1,111	658	2,443
Interest expense and fees	21,314	9,022	14,643
Miscellaneous	10,944	9,157	8,787
Total expenses	$484,043	$522,042	$336,884
Deduct —
Reduction of custodian fee	$246	$465	$118
Total expense reductions	$246	$465	$118

Net expenses	$483,797	$521,577	$336,766

Net investment income	$2,188,172	$2,139,389	$1,632,365

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$295,763	$64,758	$226,308
Financial futures contracts	(490,282)	—	(801,246)
Net realized gain (loss)	$(194,519)	$64,758	$(574,938)
Change in unrealized appreciation (depreciation) —
Investments	$1,001,356	$1,537,691	$176,232
Financial futures contracts	17,347	—	51,445
Net change in unrealized appreciation (depreciation)	$1,018,703	$1,537,691	$227,677

Net realized and unrealized gain (loss)	$824,184	$1,602,449	$(347,261)

Net increase in net assets from operations	$3,012,356	$3,741,838	$1,285,104

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Statements of Changes in Net Assets

	Six Months Ended February 28, 2015 (Unaudited)
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$1,072,511	$1,164,585	$1,315,252	$1,961,875
Net realized loss from investment transactions and financial futures contracts	(321,677)	(14,854)	(189,171)	(18,527)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	646,585	7,258	481,535	1,147,557
Net increase in net assets from operations	$1,397,419	$1,156,989	$1,607,616	$3,090,905
Distributions to shareholders —
From net investment income
Class A	$(771,562)	$(810,652)	$(1,152,647)	$(1,394,898)
Class B	(11,730)	(13,665)	(15,064)	(11,668)
Class C	(83,400)	(215,969)	(89,008)	(242,697)
Class I	(199,079)	(101,552)	(45,321)	(311,101)
Total distributions to shareholders	$(1,065,771)	$(1,141,838)	$(1,302,040)	$(1,960,364)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,660,459	$1,171,403	$2,880,158	$5,286,568
Class B	55	2,330	824	546
Class C	931,016	1,278,234	718,474	1,936,964
Class I	2,780,170	3,073,285	617,258	3,365,744
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	645,406	615,227	1,061,285	1,235,076
Class B	10,575	10,661	14,211	10,544
Class C	69,956	152,019	70,185	202,664
Class I	78,335	32,208	36,639	116,468
Cost of shares redeemed
Class A	(2,568,407)	(5,137,949)	(5,291,258)	(7,670,703)
Class B	(23,227)	(53,975)	(48,160)	(27,480)
Class C	(637,768)	(1,278,343)	(291,919)	(2,180,127)
Class I	(827,077)	(314,389)	(116,793)	(877,362)
Net asset value of shares exchanged
Class A	123,764	243,330	130,086	110,161
Class B	(123,764)	(243,330)	(130,086)	(110,161)
Net increase (decrease) in net assets from Fund share transactions	$2,119,493	$(449,289)	$(349,096)	$1,398,902

Net increase (decrease) in net assets	$2,451,141	$(434,138)	$(43,520)	$2,529,443

Net Assets
At beginning of period	$57,724,700	$69,991,682	$74,960,270	$113,363,899
At end of period	$60,175,841	$69,557,544	$74,916,750	$115,893,342

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(38,255)	$(3,381)	$104,634	$192,320

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Statements of Changes in Net Assets — continued

	Six Months Ended February 28, 2015 (Unaudited)
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$2,188,172	$2,139,389	$1,632,365
Net realized gain (loss) from investment transactions and financial futures contracts	(194,519)	64,758	(574,938)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,018,703	1,537,691	227,677
Net increase in net assets from operations	$3,012,356	$3,741,838	$1,285,104
Distributions to shareholders —
From net investment income
Class A	$(1,725,449)	$(1,352,649)	$(1,176,278)
Class B	(34,302)	(19,435)	(14,377)
Class C	(210,551)	(363,802)	(107,953)
Class I	(198,794)	(384,543)	(300,550)
Total distributions to shareholders	$(2,169,096)	$(2,120,429)	$(1,599,158)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,045,727	$2,877,880	$895,798
Class B	307	168	—
Class C	2,081,381	1,761,579	204,012
Class I	5,619,074	6,227,018	1,724,138
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,639,462	1,227,152	939,864
Class B	33,309	18,843	13,325
Class C	195,258	315,417	87,910
Class I	105,801	114,370	85,251
Cost of shares redeemed
Class A	(5,792,301)	(5,305,980)	(4,060,351)
Class B	(255,329)	(81,651)	(176,007)
Class C	(1,574,569)	(1,968,906)	(830,812)
Class I	(1,590,326)	(2,760,712)	(1,278,714)
Net asset value of shares exchanged
Class A	85,523	107,876	142,234
Class B	(85,523)	(107,876)	(142,234)
Net increase (decrease) in net assets from Fund share transactions	$4,507,794	$2,425,178	$(2,395,586)

Net increase (decrease) in net assets	$5,351,054	$4,046,587	$(2,709,640)

Net Assets
At beginning of period	$116,423,160	$122,777,924	$87,332,770
At end of period	$121,774,214	$126,824,511	$84,623,130

Accumulated undistributed net investment income included in net assets
At end of period	$219,714	$132,382	$164,380

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2014
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$2,281,671	$2,562,963	$2,675,595	$4,511,863
Net realized loss from investment transactions and financial futures contracts	(1,430,015)	(2,064,352)	(125,880)	(1,576,153)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	5,468,895	5,999,897	5,856,676	12,290,916
Net increase in net assets from operations	$6,320,551	$6,498,508	$8,406,391	$15,226,626
Distributions to shareholders —
From net investment income
Class A	$(1,715,495)	$(1,829,177)	$(2,402,807)	$(3,208,433)
Class B	(32,471)	(42,449)	(40,253)	(32,164)
Class C	(175,909)	(469,880)	(188,417)	(666,869)
Class I	(344,225)	(177,940)	(95,408)	(643,193)
Total distributions to shareholders	$(2,268,100)	$(2,519,446)	$(2,726,885)	$(4,550,659)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,833,478	$1,916,687	$6,444,594	$12,308,646
Class B	606	5,843	107,995	8,954
Class C	521,439	1,934,938	777,532	2,958,388
Class I	4,788,845	1,833,508	380,159	6,752,135
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,433,334	1,384,033	2,194,064	2,828,588
Class B	29,199	33,279	38,147	29,272
Class C	142,300	346,110	140,736	574,224
Class I	113,987	64,794	79,749	193,955
Cost of shares redeemed
Class A	(9,864,558)	(8,034,487)	(9,683,931)	(22,065,323)
Class B	(122,516)	(369,437)	(195,316)	(312,862)
Class C	(1,184,866)	(3,788,924)	(1,287,948)	(7,918,016)
Class I	(4,384,082)	(2,224,753)	(2,165,940)	(8,744,997)
Net asset value of shares exchanged
Class A	284,395	341,154	139,385	49,875
Class B	(284,395)	(341,154)	(139,385)	(49,875)
Net decrease in net assets from Fund share transactions	$(6,692,834)	$(6,898,409)	$(3,170,159)	$(13,387,036)

Net increase (decrease) in net assets	$(2,640,383)	$(2,919,347)	$2,509,347	$(2,711,069)

Net Assets
At beginning of year	$60,365,083	$72,911,029	$72,450,923	$116,074,968
At end of year	$57,724,700	$69,991,682	$74,960,270	$113,363,899

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,995)	$(26,128)	$91,422	$190,809

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2014
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$5,072,560	$5,071,127	$3,465,980
Net realized loss from investment transactions and financial futures contracts	(4,341,281)	(2,795,518)	(3,087,576)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	13,654,860	13,535,800	7,001,427
Net increase in net assets from operations	$14,386,139	$15,811,409	$7,379,831
Distributions to shareholders —
From net investment income
Class A	$(3,945,795)	$(3,213,065)	$(2,565,845)
Class B	(104,795)	(72,507)	(43,226)
Class C	(563,770)	(883,133)	(249,673)
Class I	(385,122)	(846,946)	(602,678)
Total distributions to shareholders	$(4,999,482)	$(5,015,651)	$(3,461,422)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,269,986	$9,976,061	$2,874,443
Class B	2,188	40,536	458
Class C	1,659,506	3,495,565	964,780
Class I	4,558,871	4,140,319	4,146,732
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,711,224	2,908,579	2,118,700
Class B	99,488	69,544	40,706
Class C	523,072	762,403	203,468
Class I	162,772	221,123	166,822
Cost of shares redeemed
Class A	(22,250,566)	(20,217,755)	(9,607,763)
Class B	(774,448)	(569,467)	(505,617)
Class C	(7,117,444)	(6,526,728)	(2,093,600)
Class I	(9,463,737)	(10,386,079)	(6,879,738)
Net asset value of shares exchanged
Class A	300,916	1,053,261	131,325
Class B	(300,916)	(1,053,261)	(131,325)
Net decrease in net assets from Fund share transactions	$(15,619,088)	$(16,085,899)	$(8,570,609)

Net decrease in net assets	$(6,232,431)	$(5,290,141)	$(4,652,200)

Net Assets
At beginning of year	$122,655,591	$128,068,065	$91,984,970
At end of year	$116,423,160	$122,777,924	$87,332,770

Accumulated undistributed net investment income included in net assets
At end of year	$200,638	$113,422	$131,173

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights

	Georgia Fund — Class A
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.610		$8.030	$8.860	$8.440	$8.820	$8.500

Income (Loss) From Operations
Net investment income(1)	$0.163		$0.335	$0.322	$0.352	$0.410	$0.400
Net realized and unrealized gain (loss)	0.048		0.578	(0.831)	0.419	(0.391)	0.310

Total income (loss) from operations	$0.211		$0.913	$(0.509)	$0.771	$0.019	$0.710

Less Distributions
From net investment income	$(0.161)		$(0.333)	$(0.318)	$(0.349)	$(0.399)	$(0.390)
Tax return of capital	—		—	(0.003)	(0.002)	—	—

Total distributions	$(0.161)		$(0.333)	$(0.321)	$(0.351)	$(0.399)	$(0.390)

Net asset value — End of period	$8.660		$8.610	$8.030	$8.860	$8.440	$8.820

Total Return(2)	2.47	%(3)	11.54%	(5.98)%	9.31%	0.32%	8.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,988		$41,884	$45,169	$50,236	$48,635	$58,448
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.71%	0.72%	0.74%	0.76%	0.76%
Interest and fee expense(6)	0.04	%(5)	0.04%	0.04%	0.05%	0.09%	0.09%
Total expenses(4)	0.75	%(5)	0.75%	0.76%	0.79%	0.85%	0.85%
Net investment income	3.79	%(5)	4.00%	3.69%	4.06%	4.84%	4.57%
Portfolio Turnover	0%		7%	19%	12%	6%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Georgia Fund — Class B
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.200		$8.580	$9.470	$9.020	$9.430	$9.080

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.291	$0.275	$0.309	$0.371	$0.357
Net realized and unrealized gain (loss)	0.049		0.617	(0.892)	0.446	(0.422)	0.342

Total income (loss) from operations	$0.188		$0.908	$(0.617)	$0.755	$(0.051)	$0.699

Less Distributions
From net investment income	$(0.138)		$(0.288)	$(0.270)	$(0.303)	$(0.359)	$(0.349)
Tax return of capital	—		—	(0.003)	(0.002)	—	—

Total distributions	$(0.138)		$(0.288)	$(0.273)	$(0.305)	$(0.359)	$(0.349)

Net asset value — End of period	$9.250		$9.200	$8.580	$9.470	$9.020	$9.430

Total Return(2)	2.06	%(3)	10.71%	(6.71)%	8.51%	(0.47)%	7.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$726		$857	$1,162	$2,157	$3,086	$5,143
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.46%	1.47%	1.49%	1.51%	1.51%
Interest and fee expense(6)	0.04	%(5)	0.04%	0.04%	0.05%	0.09%	0.09%
Total expenses(4)	1.50	%(5)	1.50%	1.51%	1.54%	1.60%	1.60%
Net investment income	3.04	%(5)	3.25%	2.94%	3.35%	4.09%	3.81%
Portfolio Turnover	0%		7%	19%	12%	6%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Georgia Fund — Class C
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.200		$8.580	$9.480	$9.030	$9.430	$9.090

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.291	$0.275	$0.306	$0.372	$0.357
Net realized and unrealized gain (loss)	0.059		0.618	(0.902)	0.450	(0.413)	0.333

Total income (loss) from operations	$0.198		$0.909	$(0.627)	$0.756	$(0.041)	$0.690

Less Distributions
From net investment income	$(0.138)		$(0.289)	$(0.270)	$(0.304)	$(0.359)	$(0.350)
Tax return of capital	—		—	(0.003)	(0.002)	—	—

Total distributions	$(0.138)		$(0.289)	$(0.273)	$(0.306)	$(0.359)	$(0.350)

Net asset value — End of period	$9.260		$9.200	$8.580	$9.480	$9.030	$9.430

Total Return(2)	2.16	%(3)	10.71%	(6.81)%	8.50%	(0.36)%	7.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,940		$5,543	$5,683	$7,277	$6,996	$9,621
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.46%	1.47%	1.49%	1.51%	1.51%
Interest and fee expense(6)	0.04	%(5)	0.04%	0.04%	0.05%	0.09%	0.09%
Total expenses(4)	1.50	%(5)	1.50%	1.51%	1.54%	1.60%	1.60%
Net investment income	3.03	%(5)	3.24%	2.93%	3.31%	4.10%	3.81%
Portfolio Turnover	0%		7%	19%	12%	6%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Georgia Fund — Class I
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.630		$8.050	$8.890	$8.470	$8.850	$8.520

Income (Loss) From Operations
Net investment income(1)	$0.171		$0.352	$0.341	$0.367	$0.427	$0.419
Net realized and unrealized gain (loss)	0.049		0.578	(0.842)	0.422	(0.390)	0.319

Total income (loss) from operations	$0.220		$0.930	$(0.501)	$0.789	$0.037	$0.738

Less Distributions
From net investment income	$(0.170)		$(0.350)	$(0.336)	$(0.366)	$(0.417)	$(0.408)
Tax return of capital	—		—	(0.003)	(0.003)	—	—

Total distributions	$(0.170)		$(0.350)	$(0.339)	$(0.369)	$(0.417)	$(0.408)

Net asset value — End of period	$8.680		$8.630	$8.050	$8.890	$8.470	$8.850

Total Return(2)	2.57	%(3)	11.74%	(5.87)%	9.50%	0.53%	8.81%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,523		$9,440	$8,352	$12,462	$9,207	$8,725
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.51%	0.52%	0.54%	0.56%	0.56%
Interest and fee expense(6)	0.04	%(5)	0.04%	0.04%	0.05%	0.09%	0.09%
Total expenses(4)	0.55	%(5)	0.55%	0.56%	0.59%	0.65%	0.65%
Net investment income	3.98	%(5)	4.19%	3.88%	4.22%	5.03%	4.77%
Portfolio Turnover	0%		7%	19%	12%	6%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Maryland Fund — Class A
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014		2013	2012	2011	2010
Net asset value — Beginning of period	$9.110		$8.620		$9.420	$8.840	$9.150	$8.670

Income (Loss) From Operations
Net investment income(1)	$0.161		$0.338		$0.339	$0.365	$0.397	$0.391
Net realized and unrealized gain (loss)	0.007		0.484		(0.804)	0.576	(0.316)	0.474

Total income (loss) from operations	$0.168		$0.822		$(0.465)	$0.941	$0.081	$0.865

Less Distributions
From net investment income	$(0.158)		$(0.332)		$(0.335)	$(0.361)	$(0.391)	$(0.385)

Total distributions	$(0.158)		$(0.332)		$(0.335)	$(0.361)	$(0.391)	$(0.385)

Net asset value — End of period	$9.120		$9.110		$8.620	$9.420	$8.840	$9.150

Total Return(2)	1.86	%(3)	9.67%		(5.14)%	10.81%	1.03%	10.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,353		$48,449		$50,085	$62,306	$57,801	$75,279
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.74	%(5)	0.74%		0.75%	0.75%	0.78%	0.78%
Interest and fee expense(6)	0.02	%(5)	0.03%		0.03%	0.04%	0.04%	0.03%
Total expenses(4)	0.76	%(5)	0.77%		0.78%	0.79%	0.82%	0.81%
Net investment income	3.57	%(5)	3.79%		3.63%	3.96%	4.53%	4.35%
Portfolio Turnover	6	%(3)	0	%(7)	10%	12%	1%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Maryland Fund — Class B
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014		2013	2012	2011	2010
Net asset value — Beginning of period	$9.940		$9.400		$10.270	$9.640	$9.980	$9.460

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.297		$0.293	$0.325	$0.361	$0.353
Net realized and unrealized gain (loss)	(0.004)		0.532		(0.874)	0.624	(0.346)	0.517

Total income (loss) from operations	$0.135		$0.829		$(0.581)	$0.949	$0.015	$0.870

Less Distributions
From net investment income	$(0.135)		$(0.289)		$(0.289)	$(0.319)	$(0.355)	$(0.350)

Total distributions	$(0.135)		$(0.289)		$(0.289)	$(0.319)	$(0.355)	$(0.350)

Net asset value — End of period	$9.940		$9.940		$9.400	$10.270	$9.640	$9.980

Total Return(2)	1.37	%(3)	8.92%		(5.83)%	9.96%	0.26%	9.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$866		$1,150		$1,738	$2,286	$3,494	$5,930
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.49	%(5)	1.49%		1.50%	1.50%	1.53%	1.53%
Interest and fee expense(6)	0.02	%(5)	0.03%		0.03%	0.04%	0.04%	0.03%
Total expenses(4)	1.51	%(5)	1.52%		1.53%	1.54%	1.57%	1.56%
Net investment income	2.81	%(5)	3.05%		2.88%	3.25%	3.78%	3.61%
Portfolio Turnover	6	%(3)	0	%(7)	10%	12%	1%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Maryland Fund — Class C
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014		2013	2012	2011	2010
Net asset value — Beginning of period	$9.940		$9.400		$10.280	$9.640	$9.980	$9.460

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.296		$0.291	$0.321	$0.361	$0.352
Net realized and unrealized gain (loss)	(0.003)		0.533		(0.882)	0.638	(0.346)	0.518

Total income (loss) from operations	$0.136		$0.829		$(0.591)	$0.959	$0.015	$0.870

Less Distributions
From net investment income	$(0.136)		$(0.289)		$(0.289)	$(0.319)	$(0.355)	$(0.350)

Total distributions	$(0.136)		$(0.289)		$(0.289)	$(0.319)	$(0.355)	$(0.350)

Net asset value — End of period	$9.940		$9.940		$9.400	$10.280	$9.640	$9.980

Total Return(2)	1.37	%(3)	8.92%		(5.92)%	10.07%	0.26%	9.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,031		$15,875		$16,493	$16,094	$11,488	$15,194
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.49	%(5)	1.49%		1.50%	1.50%	1.53%	1.52%
Interest and fee expense(6)	0.02	%(5)	0.03%		0.03%	0.04%	0.04%	0.03%
Total expenses(4)	1.51	%(5)	1.52%		1.53%	1.54%	1.57%	1.55%
Net investment income	2.81	%(5)	3.04%		2.86%	3.19%	3.78%	3.59%
Portfolio Turnover	6	%(3)	0	%(7)	10%	12%	1%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Maryland Fund — Class I
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014		2013	2012	2011	2010
Net asset value — Beginning of period	$9.130		$8.640		$9.440	$8.860	$9.170	$8.680

Income (Loss) From Operations
Net investment income(1)	$0.170		$0.357		$0.356	$0.382	$0.416	$0.406
Net realized and unrealized gain (loss)	0.008		0.484		(0.802)	0.579	(0.316)	0.487

Total income (loss) from operations	$0.178		$0.841		$(0.446)	$0.961	$0.100	$0.893

Less Distributions
From net investment income	$(0.168)		$(0.351)		$(0.354)	$(0.381)	$(0.410)	$(0.403)

Total distributions	$(0.168)		$(0.351)		$(0.354)	$(0.381)	$(0.410)	$(0.403)

Net asset value — End of period	$9.140		$9.130		$8.640	$9.440	$8.860	$9.170

Total Return(2)	1.96	%(3)	9.88%		(4.93)%	11.02%	1.24%	10.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,308		$4,518		$4,595	$3,805	$2,452	$5,565
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.54	%(5)	0.54%		0.55%	0.55%	0.58%	0.58%
Interest and fee expense(6)	0.02	%(5)	0.03%		0.03%	0.04%	0.04%	0.03%
Total expenses(4)	0.56	%(5)	0.57%		0.58%	0.59%	0.62%	0.61%
Net investment income	3.76	%(5)	3.99%		3.82%	4.14%	4.75%	4.50%
Portfolio Turnover	6	%(3)	0	%(7)	10%	12%	1%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Missouri Fund — Class A
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.610		$8.870	$9.830	$9.180	$9.570	$9.080

Income (Loss) From Operations
Net investment income(1)	$0.173		$0.352	$0.348	$0.365	$0.390	$0.386
Net realized and unrealized gain (loss)	0.038		0.746	(0.963)	0.647	(0.393)	0.473

Total income (loss) from operations	$0.211		$1.098	$(0.615)	$1.012	$(0.003)	$0.859

Less Distributions
From net investment income	$(0.171)		$(0.358)	$(0.345)	$(0.362)	$(0.387)	$(0.369)

Total distributions	$(0.171)		$(0.358)	$(0.345)	$(0.362)	$(0.387)	$(0.369)

Net asset value — End of period	$9.650		$9.610	$8.870	$9.830	$9.180	$9.570

Total Return(2)	2.21	%(3)	12.58%	(6.49)%	11.20%	0.09%	9.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,450		$65,399	$61,391	$80,768	$76,391	$95,047
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.71%	0.72%	0.73%	0.74%	0.75%
Interest and fee expense(6)	0.01	%(5)	0.01%	0.02%	0.02%	0.03%	0.02%
Total expenses(4)	0.72	%(5)	0.72%	0.74%	0.75%	0.77%	0.77%
Net investment income	3.61	%(5)	3.79%	3.59%	3.82%	4.28%	4.12%
Portfolio Turnover	2	%(3)	15%	10%	12%	6%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Missouri Fund — Class B
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.620		$9.810	$10.870	$10.140	$10.580	$10.040

Income (Loss) From Operations
Net investment income(1)	$0.151		$0.312	$0.304	$0.327	$0.354	$0.349
Net realized and unrealized gain (loss)	0.038		0.817	(1.063)	0.724	(0.442)	0.523

Total income (loss) from operations	$0.189		$1.129	$(0.759)	$1.051	$(0.088)	$0.872

Less Distributions
From net investment income	$(0.149)		$(0.319)	$(0.301)	$(0.321)	$(0.352)	$(0.332)

Total distributions	$(0.149)		$(0.319)	$(0.301)	$(0.321)	$(0.352)	$(0.332)

Net asset value — End of period	$10.660		$10.620	$9.810	$10.870	$10.140	$10.580

Total Return(2)	1.79	%(3)	11.67%	(7.17)%	10.50%	(0.74)%	8.82%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,000		$1,159	$1,245	$1,936	$2,618	$4,467
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.46%	1.47%	1.48%	1.50%	1.50%
Interest and fee expense(6)	0.01	%(5)	0.01%	0.02%	0.02%	0.03%	0.02%
Total expenses(4)	1.47	%(5)	1.47%	1.49%	1.50%	1.53%	1.52%
Net investment income	2.86	%(5)	3.04%	2.84%	3.11%	3.52%	3.38%
Portfolio Turnover	2	%(3)	15%	10%	12%	6%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Missouri Fund — Class C
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.610		$9.800	$10.860	$10.140	$10.570	$10.030

Income (Loss) From Operations
Net investment income(1)	$0.151		$0.312	$0.303	$0.321	$0.354	$0.348
Net realized and unrealized gain (loss)	0.038		0.817	(1.062)	0.719	(0.432)	0.524

Total income (loss) from operations	$0.189		$1.129	$(0.759)	$1.040	$(0.078)	$0.872

Less Distributions
From net investment income	$(0.149)		$(0.319)	$(0.301)	$(0.320)	$(0.352)	$(0.332)

Total distributions	$(0.149)		$(0.319)	$(0.301)	$(0.320)	$(0.352)	$(0.332)

Net asset value — End of period	$10.650		$10.610	$9.800	$10.860	$10.140	$10.570

Total Return(2)	1.79	%(3)	11.67%	(7.18)%	10.40%	(0.65)%	8.82%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,691		$6,170	$6,061	$6,380	$4,796	$5,856
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.46%	1.47%	1.48%	1.50%	1.49%
Interest and fee expense(6)	0.01	%(5)	0.01%	0.02%	0.02%	0.03%	0.02%
Total expenses(4)	1.47	%(5)	1.47%	1.49%	1.50%	1.53%	1.51%
Net investment income	2.85	%(5)	3.05%	2.84%	3.04%	3.52%	3.37%
Portfolio Turnover	2	%(3)	15%	10%	12%	6%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Missouri Fund — Class I
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2010(1)
			2014	2013	2012	2011
Net asset value — Beginning of period	$9.620		$8.890	$9.850	$9.190	$9.580	$9.370

Income (Loss) From Operations
Net investment income(2)	$0.183		$0.375	$0.367	$0.376	$0.402	$0.032
Net realized and unrealized gain (loss)	0.038		0.733	(0.962)	0.665	(0.386)	0.210

Total income (loss) from operations	$0.221		$1.108	$(0.595)	$1.041	$0.016	$0.242

Less Distributions
From net investment income	$(0.181)		$(0.378)	$(0.365)	$(0.381)	$(0.406)	$(0.032)

Total distributions	$(0.181)		$(0.378)	$(0.365)	$(0.381)	$(0.406)	$(0.032)

Net asset value — End of period	$9.660		$9.620	$8.890	$9.850	$9.190	$9.580

Total Return(3)	2.31	%(4)	12.68%	(6.28)%	11.52%	0.30%	2.58	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,776		$2,232	$3,753	$2,310	$760	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.51	%(6)	0.51%	0.52%	0.53%	0.54%	0.56	%(6)
Interest and fee expense(7)	0.01	%(6)	0.01%	0.02%	0.02%	0.03%	0.02	%(6)
Total expenses(5)	0.52	%(6)	0.52%	0.54%	0.55%	0.57%	0.58	%(6)
Net investment income	3.81	%(6)	4.05%	3.80%	3.91%	4.41%	4.19	%(6)
Portfolio Turnover	2	%(4)	15%	10%	12%	6%	9	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(8)	For the year ended August 31, 2010.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	North Carolina Fund — Class A
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.180		$8.340	$9.480	$8.820	$9.340	$8.810

Income (Loss) From Operations
Net investment income(1)	$0.163		$0.363	$0.374	$0.407	$0.437	$0.429
Net realized and unrealized gain (loss)	0.090		0.843	(1.143)	0.656	(0.525)	0.513

Total income (loss) from operations	$0.253		$1.206	$(0.769)	$1.063	$(0.088)	$0.942

Less Distributions
From net investment income	$(0.163)		$(0.366)	$(0.371)	$(0.403)	$(0.432)	$(0.412)

Total distributions	$(0.163)		$(0.366)	$(0.371)	$(0.403)	$(0.432)	$(0.412)

Net asset value — End of period	$9.270		$9.180	$8.340	$9.480	$8.820	$9.340

Total Return(2)	2.77	%(3)	14.70%	(8.46)%	12.27%	(0.79)%	10.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,000		$79,250	$78,864	$87,573	$74,111	$86,047
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.73%	0.74%	0.75%	0.78%	0.77%
Interest and fee expense(6)	0.02	%(5)	0.05%	0.06%	0.07%	0.09%	0.08%
Total expenses(4)	0.73	%(5)	0.78%	0.80%	0.82%	0.87%	0.85%
Net investment income	3.56	%(5)	4.12%	4.00%	4.41%	4.98%	4.72%
Portfolio Turnover	1	%(3)	8%	14%	8%	7%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	North Carolina Fund — Class B
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.870		$8.970	$10.190	$9.490	$10.050	$9.480

Income (Loss) From Operations
Net investment income(1)	$0.138		$0.322	$0.328	$0.366	$0.398	$0.389
Net realized and unrealized gain (loss)	0.100		0.900	(1.225)	0.693	(0.565)	0.555

Total income (loss) from operations	$0.238		$1.222	$(0.897)	$1.059	$(0.167)	$0.944

Less Distributions
From net investment income	$(0.138)		$(0.322)	$(0.323)	$(0.359)	$(0.393)	$(0.374)

Total distributions	$(0.138)		$(0.322)	$(0.323)	$(0.359)	$(0.393)	$(0.374)

Net asset value — End of period	$9.970		$9.870	$8.970	$10.190	$9.490	$10.050

Total Return(2)	2.42	%(3)	13.82%	(9.09)%	11.33%	(1.54)%	10.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$754		$871	$1,103	$2,091	$2,544	$4,220
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.48%	1.49%	1.50%	1.53%	1.52%
Interest and fee expense(6)	0.02	%(5)	0.05%	0.06%	0.07%	0.09%	0.08%
Total expenses(4)	1.48	%(5)	1.53%	1.55%	1.57%	1.62%	1.60%
Net investment income	2.80	%(5)	3.40%	3.24%	3.70%	4.22%	3.98%
Portfolio Turnover	1	%(3)	8%	14%	8%	7%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	North Carolina Fund — Class C
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.870		$8.970	$10.190	$9.490	$10.050	$9.480

Income (Loss) From Operations
Net investment income(1)	$0.138		$0.322	$0.327	$0.360	$0.398	$0.385
Net realized and unrealized gain (loss)	0.100		0.901	(1.224)	0.699	(0.564)	0.558

Total income (loss) from operations	$0.238		$1.223	$(0.897)	$1.059	$(0.166)	$0.943

Less Distributions
From net investment income	$(0.138)		$(0.323)	$(0.323)	$(0.359)	$(0.394)	$(0.373)

Total distributions	$(0.138)		$(0.323)	$(0.323)	$(0.359)	$(0.394)	$(0.373)

Net asset value — End of period	$9.970		$9.870	$8.970	$10.190	$9.490	$10.050

Total Return(2)	2.42	%(3)	13.82%	(9.09)%	11.32%	(1.54)%	10.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,763		$17,630	$20,150	$21,402	$13,509	$14,952
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.48%	1.49%	1.49%	1.53%	1.52%
Interest and fee expense(6)	0.02	%(5)	0.05%	0.06%	0.07%	0.09%	0.08%
Total expenses(4)	1.48	%(5)	1.53%	1.55%	1.56%	1.62%	1.60%
Net investment income	2.81	%(5)	3.39%	3.25%	3.63%	4.22%	3.94%
Portfolio Turnover	1	%(3)	8%	14%	8%	7%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	North Carolina Fund — Class I
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.200		$8.360	$9.500	$8.840	$9.370	$8.830

Income (Loss) From Operations
Net investment income(1)	$0.173		$0.382	$0.394	$0.426	$0.455	$0.447
Net realized and unrealized gain (loss)	0.099		0.843	(1.144)	0.656	(0.535)	0.523

Total income (loss) from operations	$0.272		$1.225	$(0.750)	$1.082	$(0.080)	$0.970

Less Distributions
From net investment income	$(0.172)		$(0.385)	$(0.390)	$(0.422)	$(0.450)	$(0.430)

Total distributions	$(0.172)		$(0.385)	$(0.390)	$(0.422)	$(0.450)	$(0.430)

Net asset value — End of period	$9.300		$9.200	$8.360	$9.500	$8.840	$9.370

Total Return(2)	2.98	%(3)	14.91%	(8.25)%	12.35%	(0.57)%	11.23%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,376		$15,613	$15,958	$18,174	$14,491	$17,125
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.53%	0.54%	0.55%	0.58%	0.58%
Interest and fee expense(6)	0.02	%(5)	0.05%	0.06%	0.07%	0.09%	0.08%
Total expenses(4)	0.53	%(5)	0.58%	0.60%	0.62%	0.67%	0.66%
Net investment income	3.75	%(5)	4.32%	4.20%	4.61%	5.18%	4.91%
Portfolio Turnover	1	%(3)	8%	14%	8%	7%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Oregon Fund — Class A
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.760		$8.070	$9.570	$8.630	$9.180	$8.510

Income (Loss) From Operations
Net investment income(1)	$0.168		$0.383	$0.380	$0.414	$0.443	$0.413
Net realized and unrealized gain (loss)	0.058		0.684	(1.504)	0.939	(0.554)	0.648

Total income (loss) from operations	$0.226		$1.067	$(1.124)	$1.353	$(0.111)	$1.061

Less Distributions
From net investment income	$(0.166)		$(0.377)	$(0.376)	$(0.413)	$(0.439)	$(0.391)

Total distributions	$(0.166)		$(0.377)	$(0.376)	$(0.413)	$(0.439)	$(0.391)

Net asset value — End of period	$8.820		$8.760	$8.070	$9.570	$8.630	$9.180

Total Return(2)	2.60	%(3)	13.48%	(12.19)%	15.95%	(1.01)%	12.77%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$91,943		$91,306	$89,102	$115,323	$99,049	$126,583
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.73%	0.73%	0.74%	0.77%	0.78%
Interest and fee expense(6)	0.04	%(5)	0.08%	0.08%	0.10%	0.10%	0.04%
Total expenses(4)	0.75	%(5)	0.81%	0.81%	0.84%	0.87%	0.82%
Net investment income	3.84	%(5)	4.54%	4.05%	4.50%	5.21%	4.71%
Portfolio Turnover	4	%(3)	16%	40%	17%	12%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Oregon Fund — Class B
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.580		$8.830	$10.460	$9.440	$10.040	$9.310

Income (Loss) From Operations
Net investment income(1)	$0.147		$0.353	$0.338	$0.380	$0.414	$0.380
Net realized and unrealized gain (loss)	0.069		0.741	(1.634)	1.016	(0.604)	0.708

Total income (loss) from operations	$0.216		$1.094	$(1.296)	$1.396	$(0.190)	$1.088

Less Distributions
From net investment income	$(0.146)		$(0.344)	$(0.334)	$(0.376)	$(0.410)	$(0.358)

Total distributions	$(0.146)		$(0.344)	$(0.334)	$(0.376)	$(0.410)	$(0.358)

Net asset value — End of period	$9.650		$9.580	$8.830	$10.460	$9.440	$10.040

Total Return(2)	2.27	%(3)	12.59%	(12.75)%	15.00%	(1.73)%	11.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,153		$2,445	$3,186	$5,927	$6,873	$10,773
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.48%	1.48%	1.49%	1.52%	1.53%
Interest and fee expense(6)	0.04	%(5)	0.08%	0.08%	0.10%	0.10%	0.04%
Total expenses(4)	1.50	%(5)	1.56%	1.56%	1.59%	1.62%	1.57%
Net investment income	3.09	%(5)	3.84%	3.29%	3.78%	4.44%	3.96%
Portfolio Turnover	4	%(3)	16%	40%	17%	12%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Oregon Fund — Class C
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.590		$8.840	$10.470	$9.450	$10.050	$9.320

Income (Loss) From Operations
Net investment income(1)	$0.148		$0.354	$0.339	$0.376	$0.415	$0.380
Net realized and unrealized gain (loss)	0.068		0.740	(1.634)	1.020	(0.605)	0.708

Total income (loss) from operations	$0.216		$1.094	$(1.295)	$1.396	$(0.190)	$1.088

Less Distributions
From net investment income	$(0.146)		$(0.344)	$(0.335)	$(0.376)	$(0.410)	$(0.358)

Total distributions	$(0.146)		$(0.344)	$(0.335)	$(0.376)	$(0.410)	$(0.358)

Net asset value — End of period	$9.660		$9.590	$8.840	$10.470	$9.450	$10.050

Total Return(2)	2.27	%(3)	12.58%	(12.74)%	14.99%	(1.72)%	11.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,361		$13,558	$17,275	$23,894	$16,815	$21,031
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.45	%(5)	1.48%	1.48%	1.48%	1.52%	1.53%
Interest and fee expense(6)	0.04	%(5)	0.08%	0.08%	0.10%	0.10%	0.04%
Total expenses(4)	1.49	%(5)	1.56%	1.56%	1.58%	1.62%	1.57%
Net investment income	3.09	%(5)	3.84%	3.30%	3.72%	4.46%	3.96%
Portfolio Turnover	4	%(3)	16%	40%	17%	12%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Oregon Fund — Class I
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2010(1)
			2014	2013	2012	2011
Net asset value — Beginning of period	$8.750		$8.070	$9.560	$8.620	$9.180	$8.850

Income (Loss) From Operations
Net investment income(2)	$0.176		$0.401	$0.397	$0.419	$0.461	$0.033
Net realized and unrealized gain (loss)	0.059		0.673	(1.493)	0.951	(0.566)	0.330

Total income (loss) from operations	$0.235		$1.074	$(1.096)	$1.370	$(0.105)	$0.363

Less Distributions
From net investment income	$(0.175)		$(0.394)	$(0.394)	$(0.430)	$(0.455)	$(0.033)

Total distributions	$(0.175)		$(0.394)	$(0.394)	$(0.430)	$(0.455)	$(0.033)

Net asset value — End of period	$8.810		$8.750	$8.070	$9.560	$8.620	$9.180

Total Return(3)	2.70	%(4)	13.58%	(11.92)%	16.19%	(0.92)%	4.11	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,316		$9,114	$13,092	$26,776	$3,262	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.50	%(6)	0.53%	0.53%	0.53%	0.57%	0.60	%(6)
Interest and fee expense(7)	0.04	%(6)	0.08%	0.08%	0.10%	0.10%	0.04	%(6)
Total expenses(5)	0.54	%(6)	0.61%	0.61%	0.63%	0.67%	0.64	%(6)
Net investment income	4.03	%(6)	4.76%	4.21%	4.48%	5.44%	4.66	%(6)
Portfolio Turnover	4	%(4)	16%	40%	17%	12%	22	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(8)	For the year ended August 31, 2010.

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	South Carolina Fund — Class A
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.290		$8.500	$9.690	$8.930	$9.530	$8.870

Income (Loss) From Operations
Net investment income(1)	$0.167		$0.382	$0.382	$0.401	$0.442	$0.413
Net realized and unrealized gain (loss)	0.118		0.785	(1.193)	0.758	(0.603)	0.639

Total income (loss) from operations	$0.285		$1.167	$(0.811)	$1.159	$(0.161)	$1.052

Less Distributions
From net investment income	$(0.165)		$(0.377)	$(0.379)	$(0.399)	$(0.439)	$(0.392)

Total distributions	$(0.165)		$(0.377)	$(0.379)	$(0.399)	$(0.439)	$(0.392)

Net asset value — End of period	$9.410		$9.290	$8.500	$9.690	$8.930	$9.530

Total Return(2)	3.09	%(3)	13.96%	(8.73)%	13.21%	(1.52)%	12.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,856		$76,958	$76,573	$93,466	$78,406	$109,294
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.70	%(5)	0.72%	0.72%	0.74%	0.76%	0.75%
Interest and fee expense(6)	0.01	%(5)	0.06%	0.07%	0.07%	0.10%	0.04%
Total expenses(4)	0.71	%(5)	0.78%	0.79%	0.81%	0.86%	0.79%
Net investment income	3.59	%(5)	4.26%	3.98%	4.28%	4.99%	4.51%
Portfolio Turnover	0	%(3)(7)	10%	44%	30%	14%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	South Carolina Fund — Class B
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.850		$9.020	$10.270	$9.470	$10.110	$9.410

Income (Loss) From Operations
Net investment income(1)	$0.140		$0.340	$0.329	$0.354	$0.398	$0.365
Net realized and unrealized gain (loss)	0.128		0.818	(1.253)	0.795	(0.643)	0.680

Total income (loss) from operations	$0.268		$1.158	$(0.924)	$1.149	$(0.245)	$1.045

Less Distributions
From net investment income	$(0.138)		$(0.328)	$(0.326)	$(0.349)	$(0.395)	$(0.345)

Total distributions	$(0.138)		$(0.328)	$(0.326)	$(0.349)	$(0.395)	$(0.345)

Net asset value — End of period	$9.980		$9.850	$9.020	$10.270	$9.470	$10.110

Total Return(2)	2.74	%(3)	13.02%	(9.30)%	12.30%	(2.29)%	11.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,325		$1,477	$2,797	$3,909	$4,585	$7,252
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.45	%(5)	1.48%	1.47%	1.49%	1.52%	1.51%
Interest and fee expense(6)	0.01	%(5)	0.06%	0.07%	0.07%	0.10%	0.04%
Total expenses(4)	1.46	%(5)	1.54%	1.54%	1.56%	1.62%	1.55%
Net investment income	2.84	%(5)	3.60%	3.23%	3.56%	4.24%	3.76%
Portfolio Turnover	0	%(3)(7)	10%	44%	30%	14%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	South Carolina Fund — Class C
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.860		$9.020	$10.280	$9.470	$10.110	$9.410

Income (Loss) From Operations
Net investment income(1)	$0.140		$0.333	$0.329	$0.350	$0.399	$0.365
Net realized and unrealized gain (loss)	0.128		0.835	(1.263)	0.809	(0.644)	0.680

Total income (loss) from operations	$0.268		$1.168	$(0.934)	$1.159	$(0.245)	$1.045

Less Distributions
From net investment income	$(0.138)		$(0.328)	$(0.326)	$(0.349)	$(0.395)	$(0.345)

Total distributions	$(0.138)		$(0.328)	$(0.326)	$(0.349)	$(0.395)	$(0.345)

Net asset value — End of period	$9.990		$9.860	$9.020	$10.280	$9.470	$10.110

Total Return(2)	2.74	%(3)	13.13%	(9.39)%	12.41%	(2.29)%	11.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,389		$25,939	$25,971	$29,876	$22,267	$28,500
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.45	%(5)	1.47%	1.47%	1.48%	1.51%	1.50%
Interest and fee expense(6)	0.01	%(5)	0.06%	0.07%	0.07%	0.10%	0.04%
Total expenses(4)	1.46	%(5)	1.53%	1.54%	1.55%	1.61%	1.54%
Net investment income	2.84	%(5)	3.51%	3.23%	3.51%	4.25%	3.75%
Portfolio Turnover	0	%(3)(7)	10%	44%	30%	14%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	South Carolina Fund — Class I
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.300		$8.510	$9.700	$8.930	$9.540	$8.880

Income (Loss) From Operations
Net investment income(1)	$0.176		$0.402	$0.402	$0.422	$0.459	$0.432
Net realized and unrealized gain (loss)	0.119		0.783	(1.193)	0.766	(0.612)	0.637

Total income (loss) from operations	$0.295		$1.185	$(0.791)	$1.188	$(0.153)	$1.069

Less Distributions
From net investment income	$(0.175)		$(0.395)	$(0.399)	$(0.418)	$(0.457)	$(0.409)

Total distributions	$(0.175)		$(0.395)	$(0.399)	$(0.418)	$(0.457)	$(0.409)

Net asset value — End of period	$9.420		$9.300	$8.510	$9.700	$8.930	$9.540

Total Return(2)	3.19	%(3)	14.17%	(8.53)%	13.55%	(1.43)%	12.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,254		$18,404	$22,726	$26,081	$24,270	$39,520
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.50	%(5)	0.52%	0.52%	0.54%	0.56%	0.56%
Interest and fee expense(6)	0.01	%(5)	0.06%	0.07%	0.07%	0.10%	0.04%
Total expenses(4)	0.51	%(5)	0.58%	0.59%	0.61%	0.66%	0.60%
Net investment income	3.78	%(5)	4.49%	4.19%	4.49%	5.17%	4.71%
Portfolio Turnover	0	%(3)(7)	10%	44%	30%	14%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Virginia Fund — Class A
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.140		$7.790	$8.460	$8.060	$8.480	$8.360

Income (Loss) From Operations
Net investment income(1)	$0.156		$0.320	$0.334	$0.354	$0.394	$0.396
Net realized and unrealized gain (loss)	(0.034)		0.350	(0.675)	0.397	(0.424)	0.100

Total income (loss) from operations	$0.122		$0.670	$(0.341)	$0.751	$(0.030)	$0.496

Less Distributions
From net investment income	$(0.152)		$(0.320)	$(0.329)	$(0.351)	$(0.390)	$(0.376)

Total distributions	$(0.152)		$(0.320)	$(0.329)	$(0.351)	$(0.390)	$(0.376)

Net asset value — End of period	$8.110		$8.140	$7.790	$8.460	$8.060	$8.480

Total Return(2)	1.50	%(3)	8.73%	(4.25)%	9.48%	(0.31)%	5.97%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61,814		$64,124	$65,762	$80,350	$80,065	$99,082
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.72	%(5)	0.72%	0.73%	0.76%	0.77%	0.78%
Interest and fee expense(6)	0.03	%(5)	0.03%	0.04%	0.04%	0.05%	0.04%
Total expenses(4)	0.75	%(5)	0.75%	0.77%	0.80%	0.82%	0.82%
Net investment income	3.87	%(5)	3.98%	3.97%	4.27%	4.82%	4.61%
Portfolio Turnover	1	%(3)	5%	9%	9%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Virginia Fund — Class B
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.010		$8.620	$9.360	$8.920	$9.380	$9.250

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.290	$0.300	$0.324	$0.368	$0.368
Net realized and unrealized gain (loss)	(0.035)		0.388	(0.746)	0.435	(0.465)	0.110

Total income (loss) from operations	$0.104		$0.678	$(0.446)	$0.759	$(0.097)	$0.478

Less Distributions
From net investment income	$(0.134)		$(0.288)	$(0.294)	$(0.319)	$(0.363)	$(0.348)

Total distributions	$(0.134)		$(0.288)	$(0.294)	$(0.319)	$(0.363)	$(0.348)

Net asset value — End of period	$8.980		$9.010	$8.620	$9.360	$8.920	$9.380

Total Return(2)	1.16	%(3)	7.96%	(4.95)%	8.63%	(1.00)%	5.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$785		$1,093	$1,626	$2,817	$3,757	$6,478
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.48%	1.48%	1.51%	1.52%	1.53%
Interest and fee expense(6)	0.03	%(5)	0.03%	0.04%	0.04%	0.05%	0.04%
Total expenses(4)	1.51	%(5)	1.51%	1.52%	1.55%	1.57%	1.57%
Net investment income	3.12	%(5)	3.26%	3.22%	3.53%	4.06%	3.87%
Portfolio Turnover	1	%(3)	5%	9%	9%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Virginia Fund — Class C
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.010		$8.620	$9.370	$8.930	$9.390	$9.260

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.288	$0.299	$0.324	$0.369	$0.367
Net realized and unrealized gain (loss)	(0.035)		0.390	(0.755)	0.435	(0.465)	0.111

Total income (loss) from operations	$0.104		$0.678	$(0.456)	$0.759	$(0.096)	$0.478

Less Distributions
From net investment income	$(0.134)		$(0.288)	$(0.294)	$(0.319)	$(0.364)	$(0.348)

Total distributions	$(0.134)		$(0.288)	$(0.294)	$(0.319)	$(0.364)	$(0.348)

Net asset value — End of period	$8.980		$9.010	$8.620	$9.370	$8.930	$9.390

Total Return(2)	1.16	%(3)	7.96%	(5.05)%	8.63%	(0.99)%	5.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,910		$7,475	$8,059	$9,179	$9,699	$13,453
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.47%	1.48%	1.51%	1.52%	1.53%
Interest and fee expense(6)	0.03	%(5)	0.03%	0.04%	0.04%	0.05%	0.04%
Total expenses(4)	1.51	%(5)	1.50%	1.52%	1.55%	1.57%	1.57%
Net investment income	3.12	%(5)	3.24%	3.21%	3.52%	4.08%	3.86%
Portfolio Turnover	1	%(3)	5%	9%	9%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Financial Highlights — continued

	Virginia Fund — Class I
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.160		$7.810	$8.480	$8.080	$8.500	$8.370

Income (Loss) From Operations
Net investment income(1)	$0.165		$0.337	$0.351	$0.371	$0.411	$0.414
Net realized and unrealized gain (loss)	(0.034)		0.350	(0.675)	0.397	(0.424)	0.109

Total income (loss) from operations	$0.131		$0.687	$(0.324)	$0.768	$(0.013)	$0.523

Less Distributions
From net investment income	$(0.161)		$(0.337)	$(0.346)	$(0.368)	$(0.407)	$(0.393)

Total distributions	$(0.161)		$(0.337)	$(0.346)	$(0.368)	$(0.407)	$(0.393)

Net asset value — End of period	$8.130		$8.160	$7.810	$8.480	$8.080	$8.500

Total Return(2)	1.61	%(3)	8.93%	(4.03)%	9.68%	(0.09)%	6.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,114		$14,640	$16,539	$19,635	$18,510	$18,557
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.53	%(5)	0.52%	0.53%	0.55%	0.57%	0.57%
Interest and fee expense(6)	0.03	%(5)	0.03%	0.04%	0.04%	0.05%	0.04%
Total expenses(4)	0.56	%(5)	0.55%	0.57%	0.59%	0.62%	0.61%
Net investment income	4.07	%(5)	4.18%	4.17%	4.46%	5.02%	4.81%
Portfolio Turnover	1	%(3)	5%	9%	9%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of February 28, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

67

Eaton Vance

Municipal Income Funds

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at February 28, 2015. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 28, 2015, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Floating Rate Notes Outstanding	$3,375,000	$2,200,000	$850,000	$3,750,000
Interest Rate or Range of Interest Rates (%)	0.07	0.05 - 0.07	0.03	0.03 - 0.07
Collateral for Floating Rate Notes Outstanding	$5,047,155	$3,293,539	$1,421,906	$5,656,800

	Oregon Fund	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$6,555,000	$3,100,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.04	0.07	0.02
Collateral for Floating Rate Notes Outstanding	$10,133,331	$4,572,694	$5,912,438

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For the six months ended February 28, 2015, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Average Floating Rate Notes Outstanding	$3,375,000	$2,200,000	$850,000	$3,750,000
Average Interest Rate	0.74%	0.71%	0.71%	0.68%

		Oregon Fund	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding		$6,550,000	$3,100,000	$3,330,000
Average Interest Rate		0.66%	0.59%	0.89%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 28, 2015.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds is July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

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L  Interim Financial Statements — The interim financial statements relating to February 28, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2014, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

August 31, 2015	$536,265	$204,999	$—	$88,235
August 31, 2016	306,338	4,159,062	337,671	274,170
August 31, 2017	980,989	34,823	2,259,438	—
August 31, 2018	2,812,349	2,032,881	3,282,262	3,573,563
August 31, 2019	3,087,553	1,823,894	1,434,581	1,655,671

Total capital loss carryforwards	$7,723,494	$8,255,659	$7,313,952	$5,591,639

Deferred capital losses:
Short-term	$1,737,876	$566,795	$1,154,926	$2,937,216
Long-term	$1,832,874	$2,732,442	$808,837	$2,488,964

Expiration Date	Oregon Fund	South Carolina Fund	Virginia Fund

August 31, 2016	$2,145,240	$1,027,752	$502,088
August 31, 2017	1,066,237	3,019,420	3,212,881
August 31, 2018	9,061,392	10,869,967	464,954
August 31, 2019	809,441	527,346	10,782,176

Total capital loss carryforwards	$13,082,310	$15,444,485	$14,962,099

Deferred capital losses:
Short-term	$4,986,542	$6,538,937	$2,724,324
Long-term	$3,522,337	$1,486,482	$5,470,193

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Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at February 28, 2015, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$49,311,015	$63,042,711	$66,201,798	$100,683,653
Gross unrealized appreciation	$5,884,118	$5,208,878	$7,205,051	$10,374,878
Gross unrealized depreciation	(124,870)	(152,429)	(250,620)	(74,210)

Net unrealized appreciation	$5,759,248	$5,056,449	$6,954,431	$10,300,668

	Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost	$110,569,988	$108,751,521	$73,431,051
Gross unrealized appreciation	$10,976,206	$10,847,870	$10,377,281
Gross unrealized depreciation	(3,879,111)	(29,523)	(697,289)

Net unrealized appreciation	$7,097,095	$10,818,347	$9,679,992

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended February 28, 2015, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$81,308	$103,962	$116,626	$199,556
Effective Annual Rate	0.28%	0.30%	0.31%	0.35%

	Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee	$210,555	$221,952	$142,286
Effective Annual Rate	0.36%	0.36%	0.33%

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EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended February 28, 2015 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$1,164	$1,847	$1,414	$2,226
EVD’s Class A Sales Charges	$6,910	$3,058	$5,019	$15,725

	Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees	$1,720	$1,975	$2,786
EVD’s Class A Sales Charges	$16,843	$11,501	$4,063

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2015 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$40,972	$46,341	$64,530	$78,504

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees	$90,590	$75,989	$62,143

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended February 28, 2015, the Funds paid or accrued to EVD the following distribution fees:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Distribution Fees	$2,919	$3,741	$4,012	$3,128
Class C Distribution Fees	$20,798	$58,965	$23,668	$64,916

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	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Distribution Fees	$8,418	$5,187	$3,555
Class C Distribution Fees	$51,571	$97,066	$26,640

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2015 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Service Fees	$778	$997	$1,070	$834
Class C Service Fees	$5,546	$15,724	$6,311	$17,311

	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Service Fees	$2,245	$1,383	$948
Class C Service Fees	$13,752	$25,884	$7,104

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 28, 2015, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$—	$—	$—	$8,000
Class B	$500	$—	$50	$100
Class C	$—	$1,000	$50	$200

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A	$—	$—	$—
Class B	$100	$400	$—
Class C	$300	$100	$1,000

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6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2015 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$—	$4,776,265	$2,559,946	$1,314,234
Sales	$2,692,560	$4,461,277	$1,740,070	$816,500

	Oregon Fund	South Carolina Fund	Virginia Fund

Purchases	$9,513,899	$1,688,670	$1,188,770
Sales	$4,808,046	$490,975	$2,594,001

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
	Six Months Ended February 28, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	191,518	6	100,629	320,026
Issued to shareholders electing to receive payments of distributions in Fund shares	74,606	1,144	7,561	9,031
Redemptions	(297,000)	(2,511)	(68,922)	(95,579)
Exchange from Class B shares	14,280	—	—	—
Exchange to Class A shares	—	(13,365)	—	—

Net increase (decrease)	(16,596)	(14,726)	39,268	233,478

	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	217,887	67	57,496	571,207
Issued to shareholders electing to receive payments of distributions in Fund shares	170,353	3,251	15,822	13,487
Redemptions	(1,181,624)	(13,990)	(132,927)	(528,276)
Exchange from Class B shares	33,711	—	—	—
Exchange to Class A shares	—	(31,548)	—	—

Net increase (decrease)	(759,673)	(42,220)	(59,609)	56,418

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Maryland Fund
	Six Months Ended February 28, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	128,079	234	128,349	335,859
Issued to shareholders electing to receive payments of distributions in Fund shares	67,403	1,071	15,267	3,521
Redemptions	(563,321)	(5,438)	(128,428)	(34,252)
Exchange from Class B shares	26,640	—	—	—
Exchange to Class A shares	—	(24,409)	—	—

Net increase (decrease)	(341,199)	(28,542)	15,188	305,128

	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	214,363	599	199,187	206,048
Issued to shareholders electing to receive payments of distributions in Fund shares	154,661	3,415	35,463	7,231
Redemptions	(902,882)	(38,201)	(392,199)	(250,627)
Exchange from Class B shares	38,308	—	—	—
Exchange to Class A shares	—	(35,126)	—	—

Net decrease	(495,550)	(69,313)	(157,549)	(37,348)

Missouri Fund
	Six Months Ended February 28, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	297,505	77	67,367	63,614
Issued to shareholders electing to receive payments of distributions in Fund shares	109,923	1,332	6,583	3,787
Redemptions	(546,932)	(4,554)	(27,394)	(12,062)
Exchange from Class B shares	13,441	—	—	—
Exchange to Class A shares	—	(12,193)	—	—

Net increase (decrease)	(126,063)	(15,338)	46,556	55,339

	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	691,954	10,473	74,873	40,718
Issued to shareholders electing to receive payments of distributions in Fund shares	235,736	3,711	13,701	8,573
Redemptions	(1,055,053)	(18,694)	(125,712)	(239,696)
Exchange from Class B shares	14,733	—	—	—
Exchange to Class A shares	—	(13,331)	—	—

Net decrease	(112,630)	(17,841)	(37,138)	(190,405)

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North Carolina Fund
	Six Months Ended February 28, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	573,355	55	194,382	362,401
Issued to shareholders electing to receive payments of distributions in Fund shares	133,485	1,059	20,367	12,548
Redemptions	(832,336)	(2,760)	(219,311)	(94,781)
Exchange from Class B shares	11,829	—	—	—
Exchange to Class A shares	—	(11,005)	—	—

Net increase (decrease)	(113,667)	(12,651)	(4,562)	280,168

	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,391,210	934	310,691	763,680
Issued to shareholders electing to receive payments of distributions in Fund shares	319,368	3,080	60,369	21,780
Redemptions	(2,539,472)	(33,515)	(831,814)	(997,608)
Exchange from Class B shares	5,629	—	—	—
Exchange to Class A shares	—	(5,235)	—	—

Net decrease	(823,265)	(34,736)	(460,754)	(212,148)

Oregon Fund
	Six Months Ended February 28, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	459,696	32	216,283	638,204
Issued to shareholders electing to receive payments of distributions in Fund shares	186,287	3,462	20,258	12,029
Redemptions	(659,919)	(26,678)	(163,729)	(181,114)
Exchange from Class B shares	9,749	—	—	—
Exchange to Class A shares	—	(8,919)	—	—

Net increase (decrease)	(4,187)	(32,103)	72,812	469,119

	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,572,750	237	178,394	538,332
Issued to shareholders electing to receive payments of distributions in Fund shares	438,110	10,754	56,496	19,176
Redemptions	(2,655,167)	(84,012)	(774,868)	(1,138,765)
Exchange from Class B shares	35,564	—	—	—
Exchange to Class A shares	—	(32,514)	—	—

Net decrease	(608,743)	(105,535)	(539,978)	(581,257)

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South Carolina Fund
	Six Months Ended February 28, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	306,784	17	177,259	664,528
Issued to shareholders electing to receive payments of distributions in Fund shares	130,828	1,895	31,690	12,174
Redemptions	(568,106)	(8,262)	(198,279)	(293,807)
Exchange from Class B shares	11,504	—	—	—
Exchange to Class A shares	—	(10,848)	—	—

Net increase (decrease)	(118,990)	(17,198)	10,670	382,895

	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,100,900	4,302	365,073	462,220
Issued to shareholders electing to receive payments of distributions in Fund shares	323,566	7,323	79,960	24,553
Redemptions	(2,263,857)	(60,969)	(692,223)	(1,178,003)
Exchange from Class B shares	117,631	—	—	—
Exchange to Class A shares	—	(110,902)	—	—

Net decrease	(721,760)	(160,246)	(247,190)	(691,230)

Virginia Fund
	Six Months Ended February 28, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	110,097	—	22,633	210,992
Issued to shareholders electing to receive payments of distributions in Fund shares	115,462	1,479	9,755	10,448
Redemptions	(498,702)	(19,564)	(92,233)	(156,533)
Exchange from Class B shares	17,435	—	—	—
Exchange to Class A shares	—	(15,755)	—	—

Net increase (decrease)	(255,708)	(33,840)	(59,845)	64,907

	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	356,720	52	108,696	516,526
Issued to shareholders electing to receive payments of distributions in Fund shares	263,346	4,576	22,829	20,720
Redemptions	(1,202,915)	(57,038)	(236,598)	(861,456)
Exchange from Class B shares	16,468	—	—	—
Exchange to Class A shares	—	(14,870)	—	—

Net decrease	(566,381)	(67,280)	(105,073)	(324,210)

77

Eaton Vance

Municipal Income Funds

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended February 28, 2015.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at February 28, 2015 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Georgia	6/15	43 U.S. Long Treasury Bond	Short	$(6,905,415)	$(6,959,281)	$(53,866)
Maryland	6/15	25 U.S. Long Treasury Bond	Short	$(4,014,776)	$(4,046,094)	$(31,318)
Missouri	6/15	29 U.S. 10-Year Treasury Note	Short	$(3,674,577)	$(3,706,109)	$(31,532)
	6/15	6 U.S. Long Treasury Bond	Short	(963,546)	(971,062)	(7,516)
Oregon	6/15	43 U.S. Long Treasury Bond	Short	$(6,905,415)	$(6,959,281)	$(53,866)
Virginia	6/15	77 U.S. Long Treasury Bond	Short	$(12,365,511)	$(12,461,969)	$(96,458)

At February 28, 2015, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at February 28, 2015 were as follows:

	Georgia Fund		Maryland Fund		Missouri Fund		Oregon Fund		Virginia Fund

Liability Derivative:
Futures Contracts	$(53,866	)(1)	$(31,318	)(1)	$(39,048	)(1)	$(53,866	)(1)	$(96,458	)(1)

Total	$(53,866)		$(31,318)		$(39,048)		$(53,866)		$(96,458)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

78

Eaton Vance

Municipal Income Funds

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended February 28, 2015 was as follows:

	Georgia Fund		Maryland Fund		Missouri Fund		Oregon Fund		Virginia Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(424,106	)(1)	$(286,627	)(1)	$(149,886	)(1)	$(490,282	)(1)	$(801,246	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$39,258	(2)	$10,314	(2)	$(14,408	)(2)	$17,347	(2)	$51,445	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended February 28, 2015, which are indicative of the volume of this derivative type, were approximately as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	Oregon Fund	Virginia Fund

Average Notional Amount:
Futures Contracts — Short	$9,173,000	$5,127,000	$4,865,000	$8,776,000	$15,945,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,445,263	$—	$58,445,263

Total Investments	$—	$58,445,263	$—	$58,445,263

Liability Description

Futures Contracts	$(53,866)	$—	$—	$(53,866)

Total	$(53,866)	$—	$—	$(53,866)

79

Eaton Vance

Municipal Income Funds

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$70,299,160	$—	$70,299,160

Total Investments	$—	$70,299,160	$—	$70,299,160

Liability Description

Futures Contracts	$(31,318)	$—	$—	$(31,318)

Total	$(31,318)	$—	$—	$(31,318)

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$74,006,229	$—	$74,006,229

Total Investments	$—	$74,006,229	$—	$74,006,229

Liability Description

Futures Contracts	$(39,048)	$—	$—	$(39,048)

Total	$(39,048)	$—	$—	$(39,048)

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$114,734,321	$—	$114,734,321

Total Investments	$—	$114,734,321	$—	$114,734,321

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$124,222,083	$—	$124,222,083

Total Investments	$—	$124,222,083	$—	$124,222,083

Liability Description

Futures Contracts	$(53,866)	$—	$—	$(53,866)

Total	$(53,866)	$—	$—	$(53,866)

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$122,669,868	$—	$122,669,868

Total Investments	$—	$122,669,868	$—	$122,669,868

80

Eaton Vance

Municipal Income Funds

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$86,441,043	$—	$86,441,043

Total Investments	$—	$86,441,043	$—	$86,441,043

Liability Description

Futures Contracts	$(96,458)	$—	$—	$(96,458)

Total	$(96,458)	$—	$—	$(96,458)

The Funds held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

81

Eaton Vance

Municipal Income Funds

February 28, 2015

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

82

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

83

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7712 2.28.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: April 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: April 13, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: April 13, 2015